UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Diversified Stock Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Amazon.com, Inc.	4.4
Alphabet, Inc. Class C	4.3
Microsoft Corp.	3.9
Bank of America Corp.	2.8
JPMorgan Chase & Co.	2.2
Apple, Inc.	2.2
Raytheon Co.	2.1
UnitedHealth Group, Inc.	2.0
TD Ameritrade Holding Corp.	2.0
Becton, Dickinson & Co.	1.9
27.8

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Information Technology	29.3
Financials	18.5
Industrials	13.4
Consumer Discretionary	12.3
Health Care	11.2

Asset Allocation (% of fund's net assets)

As of March 31, 2018 *
Stocks	98.4%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 10.9%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.1%
Aptiv PLC	36,500	$3,101,405
Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc. (a)	13,600	4,394,296
Churchill Downs, Inc.	13,000	3,172,650
Las Vegas Sands Corp.	140,500	10,101,950
McDonald's Corp.	113,200	17,702,216
Royal Caribbean Cruises Ltd.	151,100	17,790,514
		53,161,626
Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc. (a)	64,800	93,787,631
JD.com, Inc. sponsored ADR (a)	165,900	6,717,291
Netflix, Inc. (a)	44,900	13,261,215
The Booking Holdings, Inc. (a)	6,800	14,146,652
		127,912,789
Media - 1.1%
Charter Communications, Inc. Class A (a)	46,600	14,502,852
The Walt Disney Co.	16,400	1,647,216
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	2,559,569	6,398,925
		22,548,993
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	134,900	12,802,010
Macy's, Inc.	65,400	1,944,996
		14,747,006
Specialty Retail - 1.1%
Lowe's Companies, Inc.	258,100	22,648,275
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy - Louis Vuitton SA	36,360	11,205,178
PVH Corp.	24,000	3,634,320
Tory Burch LLC (b)(c)(d)	28,846	1,730,455
		16,569,953

TOTAL CONSUMER DISCRETIONARY		260,690,047

CONSUMER STAPLES - 3.9%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	49,800	11,350,416
Monster Beverage Corp. (a)	99,300	5,680,953
		17,031,369
Food & Staples Retailing - 1.3%
CVS Health Corp.	35,100	2,183,571
Walmart, Inc.	287,800	25,605,566
		27,789,137
Food Products - 0.4%
Mondelez International, Inc.	190,300	7,941,219
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	92,200	13,804,184
Unilever NV (NY Reg.)	113,400	6,394,626
		20,198,810
Tobacco - 0.4%
Altria Group, Inc.	44,800	2,791,936
Philip Morris International, Inc.	58,800	5,844,720
		8,636,656

TOTAL CONSUMER STAPLES		81,597,191

ENERGY - 5.0%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	168,200	4,670,914
Schlumberger Ltd.	271,400	17,581,292
		22,252,206
Oil, Gas & Consumable Fuels - 3.9%
BP PLC	1,846,500	12,454,834
Cabot Oil & Gas Corp.	407,100	9,762,258
ConocoPhillips Co.	321,100	19,038,019
Devon Energy Corp.	142,200	4,520,538
EOG Resources, Inc.	184,900	19,464,423
Phillips 66 Co.	82,700	7,932,584
Reliance Industries Ltd.	722,256	9,874,501
		83,047,157

TOTAL ENERGY		105,299,363

FINANCIALS - 18.5%
Banks - 6.6%
Bank of America Corp.	2,003,500	60,084,965
Citigroup, Inc.	488,200	32,953,500
JPMorgan Chase & Co.	429,500	47,232,115
		140,270,580
Capital Markets - 9.5%
Cboe Global Markets, Inc.	123,000	14,034,300
Charles Schwab Corp.	467,200	24,397,184
CME Group, Inc.	43,600	7,051,864
Goldman Sachs Group, Inc.	74,000	18,637,640
KKR & Co. LP	210,800	4,279,240
Morgan Stanley	631,400	34,070,344
MSCI, Inc.	226,300	33,825,061
S&P Global, Inc.	41,200	7,871,672
State Street Corp.	72,400	7,220,452
TD Ameritrade Holding Corp.	705,400	41,780,842
The Blackstone Group LP	212,700	6,795,765
		199,964,364
Consumer Finance - 0.4%
Capital One Financial Corp.	86,500	8,288,430
Diversified Financial Services - 0.8%
KKR Renaissance Co-Invest LP unit (a)(c)	41,380	15,391,452
New Academy Holding Co. LLC unit (a)(c)(d)(e)	60,000	2,005,200
		17,396,652
Insurance - 0.5%
Chubb Ltd.	18,000	2,461,860
Enstar Group Ltd. (a)	43,200	9,082,800
		11,544,660
Thrifts & Mortgage Finance - 0.7%
Radian Group, Inc.	725,700	13,817,328

TOTAL FINANCIALS		391,282,014

HEALTH CARE - 11.2%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	138,400	15,426,064
Amgen, Inc.	42,300	7,211,304
Biogen, Inc. (a)	38,100	10,432,542
Regeneron Pharmaceuticals, Inc. (a)	3,800	1,308,568
Vertex Pharmaceuticals, Inc. (a)	62,500	10,186,250
		44,564,728
Health Care Equipment & Supplies - 3.7%
Becton, Dickinson & Co.	186,000	40,306,200
Danaher Corp.	147,900	14,480,889
Edwards Lifesciences Corp. (a)	60,700	8,468,864
Intuitive Surgical, Inc. (a)	31,800	13,127,994
ResMed, Inc.	28,200	2,776,854
		79,160,801
Health Care Providers & Services - 3.3%
Humana, Inc.	102,500	27,555,075
UnitedHealth Group, Inc.	199,700	42,735,800
		70,290,875
Pharmaceuticals - 2.1%
AstraZeneca PLC sponsored ADR	381,300	13,334,061
Bristol-Myers Squibb Co.	216,700	13,706,275
Mylan NV (a)	105,700	4,351,669
Nektar Therapeutics (a)	114,000	12,113,640
		43,505,645

TOTAL HEALTH CARE		237,522,049

INDUSTRIALS - 13.4%
Aerospace & Defense - 5.6%
Bombardier, Inc. Class B (sub. vtg.) (a)	3,514,100	10,228,490
General Dynamics Corp.	42,400	9,366,160
Huntington Ingalls Industries, Inc.	18,400	4,742,784
Northrop Grumman Corp.	105,700	36,901,984
Raytheon Co.	201,300	43,444,566
United Technologies Corp.	102,300	12,871,386
		117,555,370
Airlines - 0.2%
Southwest Airlines Co.	60,600	3,471,168
Spirit Airlines, Inc. (a)	28,800	1,088,064
		4,559,232
Building Products - 0.5%
A.O. Smith Corp.	134,800	8,571,932
Allegion PLC	26,900	2,294,301
		10,866,233
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc.	361,600	21,388,640
Electrical Equipment - 1.0%
AMETEK, Inc.	42,300	3,213,531
Emerson Electric Co.	181,500	12,396,450
Melrose Industries PLC (f)	1,932,551	6,263,263
		21,873,244
Machinery - 2.9%
Caterpillar, Inc.	94,100	13,868,458
Deere & Co.	124,400	19,321,808
Flowserve Corp.	84,600	3,665,718
WABCO Holdings, Inc. (a)	28,100	3,761,747
Xylem, Inc.	277,500	21,345,300
		61,963,031
Professional Services - 0.6%
IHS Markit Ltd. (a)	268,000	12,928,320
Road & Rail - 1.5%
CSX Corp.	151,400	8,434,494
J.B. Hunt Transport Services, Inc.	108,600	12,722,490
Norfolk Southern Corp.	69,700	9,463,866
		30,620,850
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	14,100	2,435,493

TOTAL INDUSTRIALS		284,190,413

INFORMATION TECHNOLOGY - 29.0%
Internet Software & Services - 9.1%
2U, Inc. (a)	411,600	34,586,748
Alibaba Group Holding Ltd. sponsored ADR (a)	146,700	26,925,318
Alphabet, Inc. Class C(a)	87,100	89,868,909
Dropbox, Inc. Class A(a)(f)	10,500	328,125
Facebook, Inc. Class A (a)	191,700	30,631,743
Tencent Holdings Ltd. sponsored ADR (f)	188,300	10,034,507
		192,375,350
IT Services - 4.7%
MasterCard, Inc. Class A	166,000	29,076,560
PayPal Holdings, Inc. (a)	313,900	23,815,593
Visa, Inc. Class A	261,500	31,280,630
Worldpay, Inc. (a)	190,300	15,650,272
		99,823,055
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	66,400	3,692,504
ASML Holding NV	68,000	13,502,080
Intel Corp.	200,200	10,426,416
Micron Technology, Inc. (a)	141,900	7,398,666
NVIDIA Corp.	20,300	4,701,277
Qualcomm, Inc.	174,700	9,680,127
		49,401,070
Software - 10.6%
Activision Blizzard, Inc.	104,700	7,063,062
Adobe Systems, Inc. (a)	116,600	25,194,928
Autodesk, Inc. (a)	19,200	2,411,136
Black Knight, Inc. (a)	16,300	767,730
Electronic Arts, Inc. (a)	176,700	21,423,108
Intuit, Inc.	46,500	8,060,775
Microsoft Corp.	889,800	81,212,046
Red Hat, Inc. (a)	73,700	11,018,887
Salesforce.com, Inc. (a)	336,800	39,169,840
Workday, Inc. Class A (a)	215,500	27,392,205
		223,713,717
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	278,100	46,659,618

TOTAL INFORMATION TECHNOLOGY		611,972,810

MATERIALS - 4.3%
Chemicals - 3.7%
CF Industries Holdings, Inc.	240,600	9,077,838
DowDuPont, Inc.	521,700	33,237,507
LyondellBasell Industries NV Class A	233,000	24,623,440
Nutrien Ltd.	148,700	7,027,562
The Mosaic Co.	62,500	1,517,500
Umicore SA	38,446	2,030,841
		77,514,688
Construction Materials - 0.4%
Eagle Materials, Inc.	91,900	9,470,295
Containers & Packaging - 0.1%
WestRock Co.	33,600	2,156,112
Metals & Mining - 0.1%
Glencore Xstrata PLC	403,797	2,004,373

TOTAL MATERIALS		91,145,468

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	79,700	4,864,888
UTILITIES - 0.6%
Electric Utilities - 0.4%
Vistra Energy Corp. (a)	339,400	7,069,702
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	423,100	4,810,647

TOTAL UTILITIES		11,880,349

TOTAL COMMON STOCKS
(Cost $1,651,866,793)		2,080,444,592

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (c)(d)	78,650	1,088,005
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Lyft, Inc. Series H (c)(d)	138,378	5,499,986
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,587,991)		6,587,991

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.72% (g)	34,377,862	34,384,737
Fidelity Securities Lending Cash Central Fund 1.72% (g)(h)	11,286,813	11,289,071
TOTAL MONEY MARKET FUNDS
(Cost $45,672,690)		45,673,808
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,704,127,474)		2,132,706,391
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(18,003,978)
NET ASSETS - 100%		$2,114,702,413

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,114,023 or 1.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
Lyft, Inc. Series H	11/22/17	$5,499,986
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
Topgolf International, Inc. Series F	11/10/17	$1,088,005
Tory Burch LLC	5/14/15	$2,039,212
WME Entertainment Parent, LLC Class A	8/16/16 - 3/29/17	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,443
Fidelity Securities Lending Cash Central Fund	13,642
Total	$48,085

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$261,778,052	$241,355,489	$11,205,178	$9,217,385
Consumer Staples	81,597,191	81,597,191	--	--
Energy	105,299,363	82,970,028	22,329,335	--
Financials	391,282,014	373,885,362	15,391,452	2,005,200
Health Care	237,522,049	237,522,049	--	--
Industrials	284,190,413	284,190,413	--	--
Information Technology	617,472,796	611,972,810	--	5,499,986
Materials	91,145,468	91,145,468	--	--
Telecommunication Services	4,864,888	4,864,888	--	--
Utilities	11,880,349	11,880,349	--	--
Money Market Funds	45,673,808	45,673,808	--	--
Total Investments in Securities:	$2,132,706,391	$2,067,057,855	$48,925,965	$16,722,571

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.1%
Netherlands	2.3%
Cayman Islands	2.1%
United Kingdom	1.5%
Bermuda	1.0%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,920,784) — See accompanying schedule: Unaffiliated issuers (cost $1,658,454,784)	$2,087,032,583
Fidelity Central Funds (cost $45,672,690)	45,673,808
Total Investment in Securities (cost $1,704,127,474)		$2,132,706,391
Cash		519,227
Restricted cash		146,967
Foreign currency held at value (cost $199,253)		199,253
Receivable for investments sold		13,507,852
Receivable for fund shares sold		224,923
Dividends receivable		929,018
Distributions receivable from Fidelity Central Funds		16,120
Prepaid expenses		1,640
Other receivables		128,937
Total assets		2,148,380,328
Liabilities
Payable for investments purchased	$9,949,956
Payable for fund shares redeemed	11,276,798
Accrued management fee	745,945
Distribution and service plan fees payable	98,954
Other affiliated payables	125,888
Other payables and accrued expenses	194,959
Collateral on securities loaned	11,285,415
Total liabilities		33,677,915
Net Assets		$2,114,702,413
Net Assets consist of:
Paid in capital		$1,541,304,266
Distributions in excess of net investment income		(1,125,535)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		146,017,987
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		428,505,695
Net Assets		$2,114,702,413
Class O:
Net Asset Value, offering price and redemption price per share ($1,743,199,519 ÷ 67,118,075 shares)		$25.97
Class A:
Net Asset Value and redemption price per share ($258,606,818 ÷ 10,227,558 shares)		$25.29
Maximum offering price per share (100/94.25 of $25.29)		$26.83
Class M:
Net Asset Value and redemption price per share ($38,895,293 ÷ 1,550,926 shares)		$25.08
Maximum offering price per share (100/96.50 of $25.08)		$25.99
Class C:
Net Asset Value and offering price per share ($30,727,540 ÷ 1,254,660 shares)(a)		$24.49
Class I:
Net Asset Value, offering price and redemption price per share ($42,119,545 ÷ 1,568,555 shares)		$26.85
Class Z:
Net Asset Value, offering price and redemption price per share ($1,153,698 ÷ 43,369 shares)		$26.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$13,665,788
Interest		181,955
Income from Fidelity Central Funds		48,085
Total income		13,895,828
Expenses
Management fee	$4,455,827
Transfer agent fees	404,307
Distribution and service plan fees	584,643
Accounting and security lending fees	327,420
Custodian fees and expenses	40,639
Independent trustees' fees and expenses	4,354
Registration fees	42,375
Audit	147,157
Legal	6,333
Interest	1,690
Miscellaneous	8,093
Total expenses before reductions	6,022,838
Expense reductions	(171,987)	5,850,851
Net investment income (loss)		8,044,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $132,266)	178,326,934
Fidelity Central Funds	1,670
Foreign currency transactions	(40,322)
Total net realized gain (loss)		178,288,282
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $77,558)	(9,680,632)
Fidelity Central Funds	338
Assets and liabilities in foreign currencies	8,636
Total change in net unrealized appreciation (depreciation)		(9,671,658)
Net gain (loss)		168,616,624
Net increase (decrease) in net assets resulting from operations		$176,661,601

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,044,977	$30,477,279
Net realized gain (loss)	178,288,282	126,215,272
Change in net unrealized appreciation (depreciation)	(9,671,658)	186,360,375
Net increase (decrease) in net assets resulting from operations	176,661,601	343,052,926
Distributions to shareholders from net investment income	(25,306,525)	(28,192,780)
Distributions to shareholders from net realized gain	(150,378,103)	(2,058,655)
Total distributions	(175,684,628)	(30,251,435)
Share transactions - net increase (decrease)	(18,372,758)	(9,860,092)
Total increase (decrease) in net assets	(17,395,785)	302,941,399
Net Assets
Beginning of period	2,132,098,198	1,829,156,799
End of period	$2,114,702,413	$2,132,098,198
Other Information
Undistributed net investment income end of period	$–	$16,136,013
Distributions in excess of net investment income end of period	$(1,125,535)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Diversified Stock Fund Class O

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$26.07	$22.27	$21.04	$24.63	$21.17	$17.53
Income from Investment Operations
Net investment income (loss)A	.11	.39	.38	.40	.40	.32
Net realized and unrealized gain (loss)	2.07	3.80	2.57	(1.71)	3.39	3.64
Total from investment operations	2.18	4.19	2.95	(1.31)	3.79	3.96
Distributions from net investment income	(.35)	(.36)B	(.36)	(.31)	(.27)	(.29)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(2.28)	(.39)	(1.72)	(2.28)	(.33)	(.32)
Net asset value, end of period	$25.97	$26.07	$22.27	$21.04	$24.63	$21.17
Total ReturnC,D,E	8.61%	18.99%	15.05%	(5.92)%	18.08%	23.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.48%	.47%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.48%H	.48%	.47%	.50%	.51%	.51%
Expenses net of all reductions	.46%H	.48%	.47%	.50%	.50%	.49%
Net investment income (loss)	.82%H	1.61%	1.84%	1.70%	1.69%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,743,200	$1,763,983	$1,509,620	$1,426,230	$1,866,810	$1,622,353
Portfolio turnover rateI	111%H	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.40	$21.71	$20.55	$24.12	$20.75	$17.18
Income from Investment Operations
Net investment income (loss)A	.06	.30	.30	.31	.32	.26
Net realized and unrealized gain (loss)	2.02	3.70	2.51	(1.67)	3.33	3.58
Total from investment operations	2.08	4.00	2.81	(1.36)	3.65	3.84
Distributions from net investment income	(.26)	(.28)B	(.29)	(.24)	(.21)	(.24)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(2.19)	(.31)	(1.65)	(2.21)	(.28)C	(.27)
Net asset value, end of period	$25.29	$25.40	$21.71	$20.55	$24.12	$20.75
Total ReturnD,E,F,G	8.45%	18.58%	14.64%	(6.25)%	17.71%	22.73%
Ratios to Average Net AssetsH,I
Expenses before reductions	.82%J	.83%	.84%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.82%J	.82%	.83%	.83%	.81%	.82%
Expenses net of all reductions	.80%J	.82%	.83%	.82%	.81%	.81%
Net investment income (loss)	.48%J	1.27%	1.48%	1.37%	1.38%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$258,607	$252,202	$225,107	$212,181	$209,737	$153,940
Portfolio turnover rateK	111%J	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.17	$21.53	$20.38	$23.95	$20.61	$17.08
Income from Investment Operations
Net investment income (loss)A	.01	.20	.22	.22	.21	.17
Net realized and unrealized gain (loss)	2.00	3.68	2.48	(1.66)	3.32	3.56
Total from investment operations	2.01	3.88	2.70	(1.44)	3.53	3.73
Distributions from net investment income	(.17)	(.21)B	(.19)	(.17)	(.13)	(.17)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(2.10)	(.24)	(1.55)	(2.13)C	(.19)	(.20)
Net asset value, end of period	$25.08	$25.17	$21.53	$20.38	$23.95	$20.61
Total ReturnD,E,F,G	8.23%	18.10%	14.18%	(6.62)%	17.21%	22.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.20%J	1.22%	1.24%	1.23%	1.27%	1.28%
Expenses net of fee waivers, if any	1.20%J	1.22%	1.24%	1.23%	1.27%	1.28%
Expenses net of all reductions	1.19%J	1.21%	1.24%	1.23%	1.27%	1.27%
Net investment income (loss)	.10%J	.87%	1.08%	.97%	.92%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$38,895	$36,726	$30,261	$29,482	$23,443	$22,903
Portfolio turnover rateK	111%J	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.57	$21.03	$19.93	$23.49	$20.28	$16.83
Income from Investment Operations
Net investment income (loss)A	(.06)	.08	.11	.10	.10	.08
Net realized and unrealized gain (loss)	1.95	3.59	2.43	(1.62)	3.26	3.51
Total from investment operations	1.89	3.67	2.54	(1.52)	3.36	3.59
Distributions from net investment income	(.04)	(.10)B	(.08)	(.08)	(.09)	(.11)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(1.97)	(.13)	(1.44)	(2.04)C	(.15)	(.14)
Net asset value, end of period	$24.49	$24.57	$21.03	$19.93	$23.49	$20.28
Total ReturnD,E,F,G	7.91%	17.51%	13.56%	(7.09)%	16.62%	21.52%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.74%J	1.76%	1.77%	1.75%	1.76%	1.77%
Expenses net of fee waivers, if any	1.74%J	1.76%	1.77%	1.75%	1.76%	1.77%
Expenses net of all reductions	1.73%J	1.75%	1.76%	1.75%	1.76%	1.75%
Net investment income (loss)	(.45)%J	.33%	.55%	.45%	.43%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$30,728	$29,147	$23,620	$22,879	$22,094	$11,119
Portfolio turnover rateK	111%J	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$26.87	$22.94	$21.61	$25.10	$21.56	$17.84
Income from Investment Operations
Net investment income (loss)A	.09	.36	.36	.38	.35	.29
Net realized and unrealized gain (loss)	2.13	3.92	2.65	(1.77)	3.49	3.72
Total from investment operations	2.22	4.28	3.01	(1.39)	3.84	4.01
Distributions from net investment income	(.31)	(.32)B	(.32)	(.14)	(.23)	(.26)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(2.24)	(.35)	(1.68)	(2.10)C	(.30)D	(.29)
Net asset value, end of period	$26.85	$26.87	$22.94	$21.61	$25.10	$21.56
Total ReturnE,F,G	8.51%	18.81%	14.92%	(6.06)%	17.93%	22.82%
Ratios to Average Net AssetsH,I
Expenses before reductions	.63%J	.63%	.64%	.65%	.68%	.71%
Expenses net of fee waivers, if any	.63%J	.63%	.64%	.64%	.68%	.71%
Expenses net of all reductions	.61%J	.63%	.64%	.63%	.67%	.70%
Net investment income (loss)	.67%J	1.46%	1.67%	1.56%	1.52%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$42,120	$49,107	$40,468	$44,760	$33,013	$266,008
Portfolio turnover rateK	111%J	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$26.66	$22.76	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.11	.40	.38	.41	.40	.04
Net realized and unrealized gain (loss)	2.11	3.88	2.62	(1.76)	3.47	.08
Total from investment operations	2.22	4.28	3.00	(1.35)	3.87	.12
Distributions from net investment income	(.35)	(.35)C	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(1.93)	(.03)C	(1.36)	(1.97)	(.06)	–
Total distributions	(2.28)	(.38)	(1.71)	(2.27)D	(.34)E	–
Net asset value, end of period	$26.60	$26.66	$22.76	$21.47	$25.09	$21.56
Total ReturnF,G,H	8.57%	18.98%	15.00%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsI,J
Expenses before reductions	.51%K	.51%	.51%	.51%	.51%	.52%K
Expenses net of fee waivers, if any	.51%K	.51%	.51%	.51%	.51%	.52%K
Expenses net of all reductions	.49%K	.50%	.51%	.51%	.51%	.50%K
Net investment income (loss)	.79%K	1.58%	1.81%	1.69%	1.68%	1.36%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,154	$934	$81	$83	$119	$101
Portfolio turnover rateL	111%K	77%	46%	53%	55%	55%

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 E Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class M, Class C, Class I, and Class Z, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended September 30, 2017.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$465,022,522
Gross unrealized depreciation	(39,282,976)
Net unrealized appreciation (depreciation)	$425,739,546
Tax cost	$1,706,966,845

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $8,276,347 in these Subsidiaries, representing .39% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,198,032,302 and $1,409,459,560, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$330,606	$174,520
Class M	.25%	.25%	98,506	346
Class C	.75%	.25%	155,531	20,978
			$584,643	$195,844

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22,618
Class M	5,100
Class C(a)	5,110
$32,828

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$132,201.01
Class A	139,851.11
Class M	46,654.24
Class C	43,175.28
Class I	42,182.16
Class Z	244.05
	$404,307

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $24,297 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,018,200	1.51%	$1,690

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,418 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,642. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $161,443 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,544.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2018	Year ended September 30, 2017
From net investment income
Class O	$21,893,239	$24,205,764
Class A	2,542,893	3,003,537
Class M	252,109	304,826
Class C	47,627	120,323
Class I	558,041	557,063
Class Z	12,616	1,267
Total	$25,306,525	$28,192,780
From net realized gain
Class O	$122,729,052	$1,685,401
Class A	18,903,377	263,817
Class M	2,868,107	36,954
Class C	2,302,779	28,919
Class I	3,504,066	43,473
Class Z	70,722	91
Total	$150,378,103	$2,058,655

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2018	Year ended September 30, 2017	Six months ended March 31, 2018	Year ended September 30, 2017
Class O
Shares sold	981,086	4,809,531	$26,093,582	$116,057,637
Reinvestment of distributions	5,027,202	949,017	126,836,313	22,339,884
Shares redeemed	(6,544,928)	(5,878,942)	(174,879,859)	(142,067,367)
Net increase (decrease)	(536,640)	(120,394)	$(21,949,964)	$(3,669,846)
Class A
Shares sold	611,439	1,568,407	$15,824,809	$36,596,102
Reinvestment of distributions	864,589	138,649	21,260,254	3,188,933
Shares redeemed	(1,177,157)	(2,145,951)	(30,454,354)	(50,892,429)
Net increase (decrease)	298,871	(438,895)	$6,630,709	$(11,107,394)
Class M
Shares sold	171,226	499,900	$4,378,963	$11,503,989
Reinvestment of distributions	122,868	13,797	2,999,215	315,395
Shares redeemed	(202,210)	(460,288)	(5,152,518)	(10,743,533)
Net increase (decrease)	91,884	53,409	$2,225,660	$1,075,851
Class C
Shares sold	103,582	398,202	$2,613,693	$8,968,465
Reinvestment of distributions	95,927	6,366	2,290,729	142,668
Shares redeemed	(131,248)	(341,080)	(3,285,841)	(7,729,161)
Net increase (decrease)	68,261	63,488	$1,618,581	$1,381,972
Class I
Shares sold	268,908	607,789	$7,340,026	$15,227,323
Reinvestment of distributions	146,386	23,754	3,819,212	576,977
Shares redeemed	(674,494)	(568,023)	(18,276,422)	(14,147,637)
Net increase (decrease)	(259,200)	63,520	$(7,117,184)	$1,656,663
Class Z
Shares sold	12,440	31,637	$338,368	$807,412
Reinvestment of distributions	3,137	56	81,057	1,357
Shares redeemed	(7,241)	(240)	(199,985)	(6,107)
Net increase (decrease)	8,336	31,453	$219,440	$802,662

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Class O	.48%
Actual		$1,000.00	$1,086.10	$2.50
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Class A	.82%
Actual		$1,000.00	$1,084.50	$4.26
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.20%
Actual		$1,000.00	$1,082.30	$6.23
Hypothetical-C		$1,000.00	$1,018.95	$6.04
Class C	1.74%
Actual		$1,000.00	$1,079.10	$9.02
Hypothetical-C		$1,000.00	$1,016.26	$8.75
Class I	.63%
Actual		$1,000.00	$1,085.10	$3.28
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Class Z	.51%
Actual		$1,000.00	$1,085.70	$2.65
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ADESI-SANN-0518
1.814747.112

Fidelity Advisor® Diversified Stock Fund Class A Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Amazon.com, Inc.	4.4
Alphabet, Inc. Class C	4.3
Microsoft Corp.	3.9
Bank of America Corp.	2.8
JPMorgan Chase & Co.	2.2
Apple, Inc.	2.2
Raytheon Co.	2.1
UnitedHealth Group, Inc.	2.0
TD Ameritrade Holding Corp.	2.0
Becton, Dickinson & Co.	1.9
27.8

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Information Technology	29.3
Financials	18.5
Industrials	13.4
Consumer Discretionary	12.3
Health Care	11.2

Asset Allocation (% of fund's net assets)

As of March 31, 2018 *
Stocks	98.4%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 10.9%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.1%
Aptiv PLC	36,500	$3,101,405
Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc. (a)	13,600	4,394,296
Churchill Downs, Inc.	13,000	3,172,650
Las Vegas Sands Corp.	140,500	10,101,950
McDonald's Corp.	113,200	17,702,216
Royal Caribbean Cruises Ltd.	151,100	17,790,514
		53,161,626
Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc. (a)	64,800	93,787,631
JD.com, Inc. sponsored ADR (a)	165,900	6,717,291
Netflix, Inc. (a)	44,900	13,261,215
The Booking Holdings, Inc. (a)	6,800	14,146,652
		127,912,789
Media - 1.1%
Charter Communications, Inc. Class A (a)	46,600	14,502,852
The Walt Disney Co.	16,400	1,647,216
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	2,559,569	6,398,925
		22,548,993
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	134,900	12,802,010
Macy's, Inc.	65,400	1,944,996
		14,747,006
Specialty Retail - 1.1%
Lowe's Companies, Inc.	258,100	22,648,275
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy - Louis Vuitton SA	36,360	11,205,178
PVH Corp.	24,000	3,634,320
Tory Burch LLC (b)(c)(d)	28,846	1,730,455
		16,569,953

TOTAL CONSUMER DISCRETIONARY		260,690,047

CONSUMER STAPLES - 3.9%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	49,800	11,350,416
Monster Beverage Corp. (a)	99,300	5,680,953
		17,031,369
Food & Staples Retailing - 1.3%
CVS Health Corp.	35,100	2,183,571
Walmart, Inc.	287,800	25,605,566
		27,789,137
Food Products - 0.4%
Mondelez International, Inc.	190,300	7,941,219
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	92,200	13,804,184
Unilever NV (NY Reg.)	113,400	6,394,626
		20,198,810
Tobacco - 0.4%
Altria Group, Inc.	44,800	2,791,936
Philip Morris International, Inc.	58,800	5,844,720
		8,636,656

TOTAL CONSUMER STAPLES		81,597,191

ENERGY - 5.0%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	168,200	4,670,914
Schlumberger Ltd.	271,400	17,581,292
		22,252,206
Oil, Gas & Consumable Fuels - 3.9%
BP PLC	1,846,500	12,454,834
Cabot Oil & Gas Corp.	407,100	9,762,258
ConocoPhillips Co.	321,100	19,038,019
Devon Energy Corp.	142,200	4,520,538
EOG Resources, Inc.	184,900	19,464,423
Phillips 66 Co.	82,700	7,932,584
Reliance Industries Ltd.	722,256	9,874,501
		83,047,157

TOTAL ENERGY		105,299,363

FINANCIALS - 18.5%
Banks - 6.6%
Bank of America Corp.	2,003,500	60,084,965
Citigroup, Inc.	488,200	32,953,500
JPMorgan Chase & Co.	429,500	47,232,115
		140,270,580
Capital Markets - 9.5%
Cboe Global Markets, Inc.	123,000	14,034,300
Charles Schwab Corp.	467,200	24,397,184
CME Group, Inc.	43,600	7,051,864
Goldman Sachs Group, Inc.	74,000	18,637,640
KKR & Co. LP	210,800	4,279,240
Morgan Stanley	631,400	34,070,344
MSCI, Inc.	226,300	33,825,061
S&P Global, Inc.	41,200	7,871,672
State Street Corp.	72,400	7,220,452
TD Ameritrade Holding Corp.	705,400	41,780,842
The Blackstone Group LP	212,700	6,795,765
		199,964,364
Consumer Finance - 0.4%
Capital One Financial Corp.	86,500	8,288,430
Diversified Financial Services - 0.8%
KKR Renaissance Co-Invest LP unit (a)(c)	41,380	15,391,452
New Academy Holding Co. LLC unit (a)(c)(d)(e)	60,000	2,005,200
		17,396,652
Insurance - 0.5%
Chubb Ltd.	18,000	2,461,860
Enstar Group Ltd. (a)	43,200	9,082,800
		11,544,660
Thrifts & Mortgage Finance - 0.7%
Radian Group, Inc.	725,700	13,817,328

TOTAL FINANCIALS		391,282,014

HEALTH CARE - 11.2%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	138,400	15,426,064
Amgen, Inc.	42,300	7,211,304
Biogen, Inc. (a)	38,100	10,432,542
Regeneron Pharmaceuticals, Inc. (a)	3,800	1,308,568
Vertex Pharmaceuticals, Inc. (a)	62,500	10,186,250
		44,564,728
Health Care Equipment & Supplies - 3.7%
Becton, Dickinson & Co.	186,000	40,306,200
Danaher Corp.	147,900	14,480,889
Edwards Lifesciences Corp. (a)	60,700	8,468,864
Intuitive Surgical, Inc. (a)	31,800	13,127,994
ResMed, Inc.	28,200	2,776,854
		79,160,801
Health Care Providers & Services - 3.3%
Humana, Inc.	102,500	27,555,075
UnitedHealth Group, Inc.	199,700	42,735,800
		70,290,875
Pharmaceuticals - 2.1%
AstraZeneca PLC sponsored ADR	381,300	13,334,061
Bristol-Myers Squibb Co.	216,700	13,706,275
Mylan NV (a)	105,700	4,351,669
Nektar Therapeutics (a)	114,000	12,113,640
		43,505,645

TOTAL HEALTH CARE		237,522,049

INDUSTRIALS - 13.4%
Aerospace & Defense - 5.6%
Bombardier, Inc. Class B (sub. vtg.) (a)	3,514,100	10,228,490
General Dynamics Corp.	42,400	9,366,160
Huntington Ingalls Industries, Inc.	18,400	4,742,784
Northrop Grumman Corp.	105,700	36,901,984
Raytheon Co.	201,300	43,444,566
United Technologies Corp.	102,300	12,871,386
		117,555,370
Airlines - 0.2%
Southwest Airlines Co.	60,600	3,471,168
Spirit Airlines, Inc. (a)	28,800	1,088,064
		4,559,232
Building Products - 0.5%
A.O. Smith Corp.	134,800	8,571,932
Allegion PLC	26,900	2,294,301
		10,866,233
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc.	361,600	21,388,640
Electrical Equipment - 1.0%
AMETEK, Inc.	42,300	3,213,531
Emerson Electric Co.	181,500	12,396,450
Melrose Industries PLC (f)	1,932,551	6,263,263
		21,873,244
Machinery - 2.9%
Caterpillar, Inc.	94,100	13,868,458
Deere & Co.	124,400	19,321,808
Flowserve Corp.	84,600	3,665,718
WABCO Holdings, Inc. (a)	28,100	3,761,747
Xylem, Inc.	277,500	21,345,300
		61,963,031
Professional Services - 0.6%
IHS Markit Ltd. (a)	268,000	12,928,320
Road & Rail - 1.5%
CSX Corp.	151,400	8,434,494
J.B. Hunt Transport Services, Inc.	108,600	12,722,490
Norfolk Southern Corp.	69,700	9,463,866
		30,620,850
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	14,100	2,435,493

TOTAL INDUSTRIALS		284,190,413

INFORMATION TECHNOLOGY - 29.0%
Internet Software & Services - 9.1%
2U, Inc. (a)	411,600	34,586,748
Alibaba Group Holding Ltd. sponsored ADR (a)	146,700	26,925,318
Alphabet, Inc. Class C(a)	87,100	89,868,909
Dropbox, Inc. Class A(a)(f)	10,500	328,125
Facebook, Inc. Class A (a)	191,700	30,631,743
Tencent Holdings Ltd. sponsored ADR (f)	188,300	10,034,507
		192,375,350
IT Services - 4.7%
MasterCard, Inc. Class A	166,000	29,076,560
PayPal Holdings, Inc. (a)	313,900	23,815,593
Visa, Inc. Class A	261,500	31,280,630
Worldpay, Inc. (a)	190,300	15,650,272
		99,823,055
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	66,400	3,692,504
ASML Holding NV	68,000	13,502,080
Intel Corp.	200,200	10,426,416
Micron Technology, Inc. (a)	141,900	7,398,666
NVIDIA Corp.	20,300	4,701,277
Qualcomm, Inc.	174,700	9,680,127
		49,401,070
Software - 10.6%
Activision Blizzard, Inc.	104,700	7,063,062
Adobe Systems, Inc. (a)	116,600	25,194,928
Autodesk, Inc. (a)	19,200	2,411,136
Black Knight, Inc. (a)	16,300	767,730
Electronic Arts, Inc. (a)	176,700	21,423,108
Intuit, Inc.	46,500	8,060,775
Microsoft Corp.	889,800	81,212,046
Red Hat, Inc. (a)	73,700	11,018,887
Salesforce.com, Inc. (a)	336,800	39,169,840
Workday, Inc. Class A (a)	215,500	27,392,205
		223,713,717
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	278,100	46,659,618

TOTAL INFORMATION TECHNOLOGY		611,972,810

MATERIALS - 4.3%
Chemicals - 3.7%
CF Industries Holdings, Inc.	240,600	9,077,838
DowDuPont, Inc.	521,700	33,237,507
LyondellBasell Industries NV Class A	233,000	24,623,440
Nutrien Ltd.	148,700	7,027,562
The Mosaic Co.	62,500	1,517,500
Umicore SA	38,446	2,030,841
		77,514,688
Construction Materials - 0.4%
Eagle Materials, Inc.	91,900	9,470,295
Containers & Packaging - 0.1%
WestRock Co.	33,600	2,156,112
Metals & Mining - 0.1%
Glencore Xstrata PLC	403,797	2,004,373

TOTAL MATERIALS		91,145,468

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	79,700	4,864,888
UTILITIES - 0.6%
Electric Utilities - 0.4%
Vistra Energy Corp. (a)	339,400	7,069,702
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	423,100	4,810,647

TOTAL UTILITIES		11,880,349

TOTAL COMMON STOCKS
(Cost $1,651,866,793)		2,080,444,592

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (c)(d)	78,650	1,088,005
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Lyft, Inc. Series H (c)(d)	138,378	5,499,986
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,587,991)		6,587,991

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.72% (g)	34,377,862	34,384,737
Fidelity Securities Lending Cash Central Fund 1.72% (g)(h)	11,286,813	11,289,071
TOTAL MONEY MARKET FUNDS
(Cost $45,672,690)		45,673,808
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,704,127,474)		2,132,706,391
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(18,003,978)
NET ASSETS - 100%		$2,114,702,413

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,114,023 or 1.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
Lyft, Inc. Series H	11/22/17	$5,499,986
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
Topgolf International, Inc. Series F	11/10/17	$1,088,005
Tory Burch LLC	5/14/15	$2,039,212
WME Entertainment Parent, LLC Class A	8/16/16 - 3/29/17	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,443
Fidelity Securities Lending Cash Central Fund	13,642
Total	$48,085

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$261,778,052	$241,355,489	$11,205,178	$9,217,385
Consumer Staples	81,597,191	81,597,191	--	--
Energy	105,299,363	82,970,028	22,329,335	--
Financials	391,282,014	373,885,362	15,391,452	2,005,200
Health Care	237,522,049	237,522,049	--	--
Industrials	284,190,413	284,190,413	--	--
Information Technology	617,472,796	611,972,810	--	5,499,986
Materials	91,145,468	91,145,468	--	--
Telecommunication Services	4,864,888	4,864,888	--	--
Utilities	11,880,349	11,880,349	--	--
Money Market Funds	45,673,808	45,673,808	--	--
Total Investments in Securities:	$2,132,706,391	$2,067,057,855	$48,925,965	$16,722,571

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.1%
Netherlands	2.3%
Cayman Islands	2.1%
United Kingdom	1.5%
Bermuda	1.0%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,920,784) — See accompanying schedule: Unaffiliated issuers (cost $1,658,454,784)	$2,087,032,583
Fidelity Central Funds (cost $45,672,690)	45,673,808
Total Investment in Securities (cost $1,704,127,474)		$2,132,706,391
Cash		519,227
Restricted cash		146,967
Foreign currency held at value (cost $199,253)		199,253
Receivable for investments sold		13,507,852
Receivable for fund shares sold		224,923
Dividends receivable		929,018
Distributions receivable from Fidelity Central Funds		16,120
Prepaid expenses		1,640
Other receivables		128,937
Total assets		2,148,380,328
Liabilities
Payable for investments purchased	$9,949,956
Payable for fund shares redeemed	11,276,798
Accrued management fee	745,945
Distribution and service plan fees payable	98,954
Other affiliated payables	125,888
Other payables and accrued expenses	194,959
Collateral on securities loaned	11,285,415
Total liabilities		33,677,915
Net Assets		$2,114,702,413
Net Assets consist of:
Paid in capital		$1,541,304,266
Distributions in excess of net investment income		(1,125,535)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		146,017,987
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		428,505,695
Net Assets		$2,114,702,413
Class O:
Net Asset Value, offering price and redemption price per share ($1,743,199,519 ÷ 67,118,075 shares)		$25.97
Class A:
Net Asset Value and redemption price per share ($258,606,818 ÷ 10,227,558 shares)		$25.29
Maximum offering price per share (100/94.25 of $25.29)		$26.83
Class M:
Net Asset Value and redemption price per share ($38,895,293 ÷ 1,550,926 shares)		$25.08
Maximum offering price per share (100/96.50 of $25.08)		$25.99
Class C:
Net Asset Value and offering price per share ($30,727,540 ÷ 1,254,660 shares)(a)		$24.49
Class I:
Net Asset Value, offering price and redemption price per share ($42,119,545 ÷ 1,568,555 shares)		$26.85
Class Z:
Net Asset Value, offering price and redemption price per share ($1,153,698 ÷ 43,369 shares)		$26.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$13,665,788
Interest		181,955
Income from Fidelity Central Funds		48,085
Total income		13,895,828
Expenses
Management fee	$4,455,827
Transfer agent fees	404,307
Distribution and service plan fees	584,643
Accounting and security lending fees	327,420
Custodian fees and expenses	40,639
Independent trustees' fees and expenses	4,354
Registration fees	42,375
Audit	147,157
Legal	6,333
Interest	1,690
Miscellaneous	8,093
Total expenses before reductions	6,022,838
Expense reductions	(171,987)	5,850,851
Net investment income (loss)		8,044,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $132,266)	178,326,934
Fidelity Central Funds	1,670
Foreign currency transactions	(40,322)
Total net realized gain (loss)		178,288,282
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $77,558)	(9,680,632)
Fidelity Central Funds	338
Assets and liabilities in foreign currencies	8,636
Total change in net unrealized appreciation (depreciation)		(9,671,658)
Net gain (loss)		168,616,624
Net increase (decrease) in net assets resulting from operations		$176,661,601

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,044,977	$30,477,279
Net realized gain (loss)	178,288,282	126,215,272
Change in net unrealized appreciation (depreciation)	(9,671,658)	186,360,375
Net increase (decrease) in net assets resulting from operations	176,661,601	343,052,926
Distributions to shareholders from net investment income	(25,306,525)	(28,192,780)
Distributions to shareholders from net realized gain	(150,378,103)	(2,058,655)
Total distributions	(175,684,628)	(30,251,435)
Share transactions - net increase (decrease)	(18,372,758)	(9,860,092)
Total increase (decrease) in net assets	(17,395,785)	302,941,399
Net Assets
Beginning of period	2,132,098,198	1,829,156,799
End of period	$2,114,702,413	$2,132,098,198
Other Information
Undistributed net investment income end of period	$–	$16,136,013
Distributions in excess of net investment income end of period	$(1,125,535)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Diversified Stock Fund Class O

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$26.07	$22.27	$21.04	$24.63	$21.17	$17.53
Income from Investment Operations
Net investment income (loss)A	.11	.39	.38	.40	.40	.32
Net realized and unrealized gain (loss)	2.07	3.80	2.57	(1.71)	3.39	3.64
Total from investment operations	2.18	4.19	2.95	(1.31)	3.79	3.96
Distributions from net investment income	(.35)	(.36)B	(.36)	(.31)	(.27)	(.29)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(2.28)	(.39)	(1.72)	(2.28)	(.33)	(.32)
Net asset value, end of period	$25.97	$26.07	$22.27	$21.04	$24.63	$21.17
Total ReturnC,D,E	8.61%	18.99%	15.05%	(5.92)%	18.08%	23.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.48%	.47%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.48%H	.48%	.47%	.50%	.51%	.51%
Expenses net of all reductions	.46%H	.48%	.47%	.50%	.50%	.49%
Net investment income (loss)	.82%H	1.61%	1.84%	1.70%	1.69%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,743,200	$1,763,983	$1,509,620	$1,426,230	$1,866,810	$1,622,353
Portfolio turnover rateI	111%H	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.40	$21.71	$20.55	$24.12	$20.75	$17.18
Income from Investment Operations
Net investment income (loss)A	.06	.30	.30	.31	.32	.26
Net realized and unrealized gain (loss)	2.02	3.70	2.51	(1.67)	3.33	3.58
Total from investment operations	2.08	4.00	2.81	(1.36)	3.65	3.84
Distributions from net investment income	(.26)	(.28)B	(.29)	(.24)	(.21)	(.24)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(2.19)	(.31)	(1.65)	(2.21)	(.28)C	(.27)
Net asset value, end of period	$25.29	$25.40	$21.71	$20.55	$24.12	$20.75
Total ReturnD,E,F,G	8.45%	18.58%	14.64%	(6.25)%	17.71%	22.73%
Ratios to Average Net AssetsH,I
Expenses before reductions	.82%J	.83%	.84%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.82%J	.82%	.83%	.83%	.81%	.82%
Expenses net of all reductions	.80%J	.82%	.83%	.82%	.81%	.81%
Net investment income (loss)	.48%J	1.27%	1.48%	1.37%	1.38%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$258,607	$252,202	$225,107	$212,181	$209,737	$153,940
Portfolio turnover rateK	111%J	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.17	$21.53	$20.38	$23.95	$20.61	$17.08
Income from Investment Operations
Net investment income (loss)A	.01	.20	.22	.22	.21	.17
Net realized and unrealized gain (loss)	2.00	3.68	2.48	(1.66)	3.32	3.56
Total from investment operations	2.01	3.88	2.70	(1.44)	3.53	3.73
Distributions from net investment income	(.17)	(.21)B	(.19)	(.17)	(.13)	(.17)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(2.10)	(.24)	(1.55)	(2.13)C	(.19)	(.20)
Net asset value, end of period	$25.08	$25.17	$21.53	$20.38	$23.95	$20.61
Total ReturnD,E,F,G	8.23%	18.10%	14.18%	(6.62)%	17.21%	22.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.20%J	1.22%	1.24%	1.23%	1.27%	1.28%
Expenses net of fee waivers, if any	1.20%J	1.22%	1.24%	1.23%	1.27%	1.28%
Expenses net of all reductions	1.19%J	1.21%	1.24%	1.23%	1.27%	1.27%
Net investment income (loss)	.10%J	.87%	1.08%	.97%	.92%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$38,895	$36,726	$30,261	$29,482	$23,443	$22,903
Portfolio turnover rateK	111%J	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.57	$21.03	$19.93	$23.49	$20.28	$16.83
Income from Investment Operations
Net investment income (loss)A	(.06)	.08	.11	.10	.10	.08
Net realized and unrealized gain (loss)	1.95	3.59	2.43	(1.62)	3.26	3.51
Total from investment operations	1.89	3.67	2.54	(1.52)	3.36	3.59
Distributions from net investment income	(.04)	(.10)B	(.08)	(.08)	(.09)	(.11)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(1.97)	(.13)	(1.44)	(2.04)C	(.15)	(.14)
Net asset value, end of period	$24.49	$24.57	$21.03	$19.93	$23.49	$20.28
Total ReturnD,E,F,G	7.91%	17.51%	13.56%	(7.09)%	16.62%	21.52%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.74%J	1.76%	1.77%	1.75%	1.76%	1.77%
Expenses net of fee waivers, if any	1.74%J	1.76%	1.77%	1.75%	1.76%	1.77%
Expenses net of all reductions	1.73%J	1.75%	1.76%	1.75%	1.76%	1.75%
Net investment income (loss)	(.45)%J	.33%	.55%	.45%	.43%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$30,728	$29,147	$23,620	$22,879	$22,094	$11,119
Portfolio turnover rateK	111%J	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$26.87	$22.94	$21.61	$25.10	$21.56	$17.84
Income from Investment Operations
Net investment income (loss)A	.09	.36	.36	.38	.35	.29
Net realized and unrealized gain (loss)	2.13	3.92	2.65	(1.77)	3.49	3.72
Total from investment operations	2.22	4.28	3.01	(1.39)	3.84	4.01
Distributions from net investment income	(.31)	(.32)B	(.32)	(.14)	(.23)	(.26)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(2.24)	(.35)	(1.68)	(2.10)C	(.30)D	(.29)
Net asset value, end of period	$26.85	$26.87	$22.94	$21.61	$25.10	$21.56
Total ReturnE,F,G	8.51%	18.81%	14.92%	(6.06)%	17.93%	22.82%
Ratios to Average Net AssetsH,I
Expenses before reductions	.63%J	.63%	.64%	.65%	.68%	.71%
Expenses net of fee waivers, if any	.63%J	.63%	.64%	.64%	.68%	.71%
Expenses net of all reductions	.61%J	.63%	.64%	.63%	.67%	.70%
Net investment income (loss)	.67%J	1.46%	1.67%	1.56%	1.52%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$42,120	$49,107	$40,468	$44,760	$33,013	$266,008
Portfolio turnover rateK	111%J	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$26.66	$22.76	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.11	.40	.38	.41	.40	.04
Net realized and unrealized gain (loss)	2.11	3.88	2.62	(1.76)	3.47	.08
Total from investment operations	2.22	4.28	3.00	(1.35)	3.87	.12
Distributions from net investment income	(.35)	(.35)C	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(1.93)	(.03)C	(1.36)	(1.97)	(.06)	–
Total distributions	(2.28)	(.38)	(1.71)	(2.27)D	(.34)E	–
Net asset value, end of period	$26.60	$26.66	$22.76	$21.47	$25.09	$21.56
Total ReturnF,G,H	8.57%	18.98%	15.00%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsI,J
Expenses before reductions	.51%K	.51%	.51%	.51%	.51%	.52%K
Expenses net of fee waivers, if any	.51%K	.51%	.51%	.51%	.51%	.52%K
Expenses net of all reductions	.49%K	.50%	.51%	.51%	.51%	.50%K
Net investment income (loss)	.79%K	1.58%	1.81%	1.69%	1.68%	1.36%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,154	$934	$81	$83	$119	$101
Portfolio turnover rateL	111%K	77%	46%	53%	55%	55%

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 E Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class M, Class C, Class I, and Class Z, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended September 30, 2017.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$465,022,522
Gross unrealized depreciation	(39,282,976)
Net unrealized appreciation (depreciation)	$425,739,546
Tax cost	$1,706,966,845

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $8,276,347 in these Subsidiaries, representing .39% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,198,032,302 and $1,409,459,560, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$330,606	$174,520
Class M	.25%	.25%	98,506	346
Class C	.75%	.25%	155,531	20,978
			$584,643	$195,844

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22,618
Class M	5,100
Class C(a)	5,110
$32,828

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$132,201.01
Class A	139,851.11
Class M	46,654.24
Class C	43,175.28
Class I	42,182.16
Class Z	244.05
	$404,307

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $24,297 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,018,200	1.51%	$1,690

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,418 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,642. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $161,443 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,544.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2018	Year ended September 30, 2017
From net investment income
Class O	$21,893,239	$24,205,764
Class A	2,542,893	3,003,537
Class M	252,109	304,826
Class C	47,627	120,323
Class I	558,041	557,063
Class Z	12,616	1,267
Total	$25,306,525	$28,192,780
From net realized gain
Class O	$122,729,052	$1,685,401
Class A	18,903,377	263,817
Class M	2,868,107	36,954
Class C	2,302,779	28,919
Class I	3,504,066	43,473
Class Z	70,722	91
Total	$150,378,103	$2,058,655

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2018	Year ended September 30, 2017	Six months ended March 31, 2018	Year ended September 30, 2017
Class O
Shares sold	981,086	4,809,531	$26,093,582	$116,057,637
Reinvestment of distributions	5,027,202	949,017	126,836,313	22,339,884
Shares redeemed	(6,544,928)	(5,878,942)	(174,879,859)	(142,067,367)
Net increase (decrease)	(536,640)	(120,394)	$(21,949,964)	$(3,669,846)
Class A
Shares sold	611,439	1,568,407	$15,824,809	$36,596,102
Reinvestment of distributions	864,589	138,649	21,260,254	3,188,933
Shares redeemed	(1,177,157)	(2,145,951)	(30,454,354)	(50,892,429)
Net increase (decrease)	298,871	(438,895)	$6,630,709	$(11,107,394)
Class M
Shares sold	171,226	499,900	$4,378,963	$11,503,989
Reinvestment of distributions	122,868	13,797	2,999,215	315,395
Shares redeemed	(202,210)	(460,288)	(5,152,518)	(10,743,533)
Net increase (decrease)	91,884	53,409	$2,225,660	$1,075,851
Class C
Shares sold	103,582	398,202	$2,613,693	$8,968,465
Reinvestment of distributions	95,927	6,366	2,290,729	142,668
Shares redeemed	(131,248)	(341,080)	(3,285,841)	(7,729,161)
Net increase (decrease)	68,261	63,488	$1,618,581	$1,381,972
Class I
Shares sold	268,908	607,789	$7,340,026	$15,227,323
Reinvestment of distributions	146,386	23,754	3,819,212	576,977
Shares redeemed	(674,494)	(568,023)	(18,276,422)	(14,147,637)
Net increase (decrease)	(259,200)	63,520	$(7,117,184)	$1,656,663
Class Z
Shares sold	12,440	31,637	$338,368	$807,412
Reinvestment of distributions	3,137	56	81,057	1,357
Shares redeemed	(7,241)	(240)	(199,985)	(6,107)
Net increase (decrease)	8,336	31,453	$219,440	$802,662

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Class O	.48%
Actual		$1,000.00	$1,086.10	$2.50
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Class A	.82%
Actual		$1,000.00	$1,084.50	$4.26
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.20%
Actual		$1,000.00	$1,082.30	$6.23
Hypothetical-C		$1,000.00	$1,018.95	$6.04
Class C	1.74%
Actual		$1,000.00	$1,079.10	$9.02
Hypothetical-C		$1,000.00	$1,016.26	$8.75
Class I	.63%
Actual		$1,000.00	$1,085.10	$3.28
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Class Z	.51%
Actual		$1,000.00	$1,085.70	$2.65
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

DESIN-SANN-0518
1.791873.114

Fidelity Advisor® Diversified Stock Fund Class O Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Amazon.com, Inc.	4.4
Alphabet, Inc. Class C	4.3
Microsoft Corp.	3.9
Bank of America Corp.	2.8
JPMorgan Chase & Co.	2.2
Apple, Inc.	2.2
Raytheon Co.	2.1
UnitedHealth Group, Inc.	2.0
TD Ameritrade Holding Corp.	2.0
Becton, Dickinson & Co.	1.9
27.8

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Information Technology	29.3
Financials	18.5
Industrials	13.4
Consumer Discretionary	12.3
Health Care	11.2

Asset Allocation (% of fund's net assets)

As of March 31, 2018 *
Stocks	98.4%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 10.9%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.1%
Aptiv PLC	36,500	$3,101,405
Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc. (a)	13,600	4,394,296
Churchill Downs, Inc.	13,000	3,172,650
Las Vegas Sands Corp.	140,500	10,101,950
McDonald's Corp.	113,200	17,702,216
Royal Caribbean Cruises Ltd.	151,100	17,790,514
		53,161,626
Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc. (a)	64,800	93,787,631
JD.com, Inc. sponsored ADR (a)	165,900	6,717,291
Netflix, Inc. (a)	44,900	13,261,215
The Booking Holdings, Inc. (a)	6,800	14,146,652
		127,912,789
Media - 1.1%
Charter Communications, Inc. Class A (a)	46,600	14,502,852
The Walt Disney Co.	16,400	1,647,216
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	2,559,569	6,398,925
		22,548,993
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	134,900	12,802,010
Macy's, Inc.	65,400	1,944,996
		14,747,006
Specialty Retail - 1.1%
Lowe's Companies, Inc.	258,100	22,648,275
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy - Louis Vuitton SA	36,360	11,205,178
PVH Corp.	24,000	3,634,320
Tory Burch LLC (b)(c)(d)	28,846	1,730,455
		16,569,953

TOTAL CONSUMER DISCRETIONARY		260,690,047

CONSUMER STAPLES - 3.9%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	49,800	11,350,416
Monster Beverage Corp. (a)	99,300	5,680,953
		17,031,369
Food & Staples Retailing - 1.3%
CVS Health Corp.	35,100	2,183,571
Walmart, Inc.	287,800	25,605,566
		27,789,137
Food Products - 0.4%
Mondelez International, Inc.	190,300	7,941,219
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	92,200	13,804,184
Unilever NV (NY Reg.)	113,400	6,394,626
		20,198,810
Tobacco - 0.4%
Altria Group, Inc.	44,800	2,791,936
Philip Morris International, Inc.	58,800	5,844,720
		8,636,656

TOTAL CONSUMER STAPLES		81,597,191

ENERGY - 5.0%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	168,200	4,670,914
Schlumberger Ltd.	271,400	17,581,292
		22,252,206
Oil, Gas & Consumable Fuels - 3.9%
BP PLC	1,846,500	12,454,834
Cabot Oil & Gas Corp.	407,100	9,762,258
ConocoPhillips Co.	321,100	19,038,019
Devon Energy Corp.	142,200	4,520,538
EOG Resources, Inc.	184,900	19,464,423
Phillips 66 Co.	82,700	7,932,584
Reliance Industries Ltd.	722,256	9,874,501
		83,047,157

TOTAL ENERGY		105,299,363

FINANCIALS - 18.5%
Banks - 6.6%
Bank of America Corp.	2,003,500	60,084,965
Citigroup, Inc.	488,200	32,953,500
JPMorgan Chase & Co.	429,500	47,232,115
		140,270,580
Capital Markets - 9.5%
Cboe Global Markets, Inc.	123,000	14,034,300
Charles Schwab Corp.	467,200	24,397,184
CME Group, Inc.	43,600	7,051,864
Goldman Sachs Group, Inc.	74,000	18,637,640
KKR & Co. LP	210,800	4,279,240
Morgan Stanley	631,400	34,070,344
MSCI, Inc.	226,300	33,825,061
S&P Global, Inc.	41,200	7,871,672
State Street Corp.	72,400	7,220,452
TD Ameritrade Holding Corp.	705,400	41,780,842
The Blackstone Group LP	212,700	6,795,765
		199,964,364
Consumer Finance - 0.4%
Capital One Financial Corp.	86,500	8,288,430
Diversified Financial Services - 0.8%
KKR Renaissance Co-Invest LP unit (a)(c)	41,380	15,391,452
New Academy Holding Co. LLC unit (a)(c)(d)(e)	60,000	2,005,200
		17,396,652
Insurance - 0.5%
Chubb Ltd.	18,000	2,461,860
Enstar Group Ltd. (a)	43,200	9,082,800
		11,544,660
Thrifts & Mortgage Finance - 0.7%
Radian Group, Inc.	725,700	13,817,328

TOTAL FINANCIALS		391,282,014

HEALTH CARE - 11.2%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	138,400	15,426,064
Amgen, Inc.	42,300	7,211,304
Biogen, Inc. (a)	38,100	10,432,542
Regeneron Pharmaceuticals, Inc. (a)	3,800	1,308,568
Vertex Pharmaceuticals, Inc. (a)	62,500	10,186,250
		44,564,728
Health Care Equipment & Supplies - 3.7%
Becton, Dickinson & Co.	186,000	40,306,200
Danaher Corp.	147,900	14,480,889
Edwards Lifesciences Corp. (a)	60,700	8,468,864
Intuitive Surgical, Inc. (a)	31,800	13,127,994
ResMed, Inc.	28,200	2,776,854
		79,160,801
Health Care Providers & Services - 3.3%
Humana, Inc.	102,500	27,555,075
UnitedHealth Group, Inc.	199,700	42,735,800
		70,290,875
Pharmaceuticals - 2.1%
AstraZeneca PLC sponsored ADR	381,300	13,334,061
Bristol-Myers Squibb Co.	216,700	13,706,275
Mylan NV (a)	105,700	4,351,669
Nektar Therapeutics (a)	114,000	12,113,640
		43,505,645

TOTAL HEALTH CARE		237,522,049

INDUSTRIALS - 13.4%
Aerospace & Defense - 5.6%
Bombardier, Inc. Class B (sub. vtg.) (a)	3,514,100	10,228,490
General Dynamics Corp.	42,400	9,366,160
Huntington Ingalls Industries, Inc.	18,400	4,742,784
Northrop Grumman Corp.	105,700	36,901,984
Raytheon Co.	201,300	43,444,566
United Technologies Corp.	102,300	12,871,386
		117,555,370
Airlines - 0.2%
Southwest Airlines Co.	60,600	3,471,168
Spirit Airlines, Inc. (a)	28,800	1,088,064
		4,559,232
Building Products - 0.5%
A.O. Smith Corp.	134,800	8,571,932
Allegion PLC	26,900	2,294,301
		10,866,233
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc.	361,600	21,388,640
Electrical Equipment - 1.0%
AMETEK, Inc.	42,300	3,213,531
Emerson Electric Co.	181,500	12,396,450
Melrose Industries PLC (f)	1,932,551	6,263,263
		21,873,244
Machinery - 2.9%
Caterpillar, Inc.	94,100	13,868,458
Deere & Co.	124,400	19,321,808
Flowserve Corp.	84,600	3,665,718
WABCO Holdings, Inc. (a)	28,100	3,761,747
Xylem, Inc.	277,500	21,345,300
		61,963,031
Professional Services - 0.6%
IHS Markit Ltd. (a)	268,000	12,928,320
Road & Rail - 1.5%
CSX Corp.	151,400	8,434,494
J.B. Hunt Transport Services, Inc.	108,600	12,722,490
Norfolk Southern Corp.	69,700	9,463,866
		30,620,850
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	14,100	2,435,493

TOTAL INDUSTRIALS		284,190,413

INFORMATION TECHNOLOGY - 29.0%
Internet Software & Services - 9.1%
2U, Inc. (a)	411,600	34,586,748
Alibaba Group Holding Ltd. sponsored ADR (a)	146,700	26,925,318
Alphabet, Inc. Class C(a)	87,100	89,868,909
Dropbox, Inc. Class A(a)(f)	10,500	328,125
Facebook, Inc. Class A (a)	191,700	30,631,743
Tencent Holdings Ltd. sponsored ADR (f)	188,300	10,034,507
		192,375,350
IT Services - 4.7%
MasterCard, Inc. Class A	166,000	29,076,560
PayPal Holdings, Inc. (a)	313,900	23,815,593
Visa, Inc. Class A	261,500	31,280,630
Worldpay, Inc. (a)	190,300	15,650,272
		99,823,055
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	66,400	3,692,504
ASML Holding NV	68,000	13,502,080
Intel Corp.	200,200	10,426,416
Micron Technology, Inc. (a)	141,900	7,398,666
NVIDIA Corp.	20,300	4,701,277
Qualcomm, Inc.	174,700	9,680,127
		49,401,070
Software - 10.6%
Activision Blizzard, Inc.	104,700	7,063,062
Adobe Systems, Inc. (a)	116,600	25,194,928
Autodesk, Inc. (a)	19,200	2,411,136
Black Knight, Inc. (a)	16,300	767,730
Electronic Arts, Inc. (a)	176,700	21,423,108
Intuit, Inc.	46,500	8,060,775
Microsoft Corp.	889,800	81,212,046
Red Hat, Inc. (a)	73,700	11,018,887
Salesforce.com, Inc. (a)	336,800	39,169,840
Workday, Inc. Class A (a)	215,500	27,392,205
		223,713,717
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	278,100	46,659,618

TOTAL INFORMATION TECHNOLOGY		611,972,810

MATERIALS - 4.3%
Chemicals - 3.7%
CF Industries Holdings, Inc.	240,600	9,077,838
DowDuPont, Inc.	521,700	33,237,507
LyondellBasell Industries NV Class A	233,000	24,623,440
Nutrien Ltd.	148,700	7,027,562
The Mosaic Co.	62,500	1,517,500
Umicore SA	38,446	2,030,841
		77,514,688
Construction Materials - 0.4%
Eagle Materials, Inc.	91,900	9,470,295
Containers & Packaging - 0.1%
WestRock Co.	33,600	2,156,112
Metals & Mining - 0.1%
Glencore Xstrata PLC	403,797	2,004,373

TOTAL MATERIALS		91,145,468

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	79,700	4,864,888
UTILITIES - 0.6%
Electric Utilities - 0.4%
Vistra Energy Corp. (a)	339,400	7,069,702
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	423,100	4,810,647

TOTAL UTILITIES		11,880,349

TOTAL COMMON STOCKS
(Cost $1,651,866,793)		2,080,444,592

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (c)(d)	78,650	1,088,005
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Lyft, Inc. Series H (c)(d)	138,378	5,499,986
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,587,991)		6,587,991

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.72% (g)	34,377,862	34,384,737
Fidelity Securities Lending Cash Central Fund 1.72% (g)(h)	11,286,813	11,289,071
TOTAL MONEY MARKET FUNDS
(Cost $45,672,690)		45,673,808
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,704,127,474)		2,132,706,391
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(18,003,978)
NET ASSETS - 100%		$2,114,702,413

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,114,023 or 1.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
Lyft, Inc. Series H	11/22/17	$5,499,986
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
Topgolf International, Inc. Series F	11/10/17	$1,088,005
Tory Burch LLC	5/14/15	$2,039,212
WME Entertainment Parent, LLC Class A	8/16/16 - 3/29/17	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,443
Fidelity Securities Lending Cash Central Fund	13,642
Total	$48,085

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$261,778,052	$241,355,489	$11,205,178	$9,217,385
Consumer Staples	81,597,191	81,597,191	--	--
Energy	105,299,363	82,970,028	22,329,335	--
Financials	391,282,014	373,885,362	15,391,452	2,005,200
Health Care	237,522,049	237,522,049	--	--
Industrials	284,190,413	284,190,413	--	--
Information Technology	617,472,796	611,972,810	--	5,499,986
Materials	91,145,468	91,145,468	--	--
Telecommunication Services	4,864,888	4,864,888	--	--
Utilities	11,880,349	11,880,349	--	--
Money Market Funds	45,673,808	45,673,808	--	--
Total Investments in Securities:	$2,132,706,391	$2,067,057,855	$48,925,965	$16,722,571

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.1%
Netherlands	2.3%
Cayman Islands	2.1%
United Kingdom	1.5%
Bermuda	1.0%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,920,784) — See accompanying schedule: Unaffiliated issuers (cost $1,658,454,784)	$2,087,032,583
Fidelity Central Funds (cost $45,672,690)	45,673,808
Total Investment in Securities (cost $1,704,127,474)		$2,132,706,391
Cash		519,227
Restricted cash		146,967
Foreign currency held at value (cost $199,253)		199,253
Receivable for investments sold		13,507,852
Receivable for fund shares sold		224,923
Dividends receivable		929,018
Distributions receivable from Fidelity Central Funds		16,120
Prepaid expenses		1,640
Other receivables		128,937
Total assets		2,148,380,328
Liabilities
Payable for investments purchased	$9,949,956
Payable for fund shares redeemed	11,276,798
Accrued management fee	745,945
Distribution and service plan fees payable	98,954
Other affiliated payables	125,888
Other payables and accrued expenses	194,959
Collateral on securities loaned	11,285,415
Total liabilities		33,677,915
Net Assets		$2,114,702,413
Net Assets consist of:
Paid in capital		$1,541,304,266
Distributions in excess of net investment income		(1,125,535)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		146,017,987
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		428,505,695
Net Assets		$2,114,702,413
Class O:
Net Asset Value, offering price and redemption price per share ($1,743,199,519 ÷ 67,118,075 shares)		$25.97
Class A:
Net Asset Value and redemption price per share ($258,606,818 ÷ 10,227,558 shares)		$25.29
Maximum offering price per share (100/94.25 of $25.29)		$26.83
Class M:
Net Asset Value and redemption price per share ($38,895,293 ÷ 1,550,926 shares)		$25.08
Maximum offering price per share (100/96.50 of $25.08)		$25.99
Class C:
Net Asset Value and offering price per share ($30,727,540 ÷ 1,254,660 shares)(a)		$24.49
Class I:
Net Asset Value, offering price and redemption price per share ($42,119,545 ÷ 1,568,555 shares)		$26.85
Class Z:
Net Asset Value, offering price and redemption price per share ($1,153,698 ÷ 43,369 shares)		$26.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$13,665,788
Interest		181,955
Income from Fidelity Central Funds		48,085
Total income		13,895,828
Expenses
Management fee	$4,455,827
Transfer agent fees	404,307
Distribution and service plan fees	584,643
Accounting and security lending fees	327,420
Custodian fees and expenses	40,639
Independent trustees' fees and expenses	4,354
Registration fees	42,375
Audit	147,157
Legal	6,333
Interest	1,690
Miscellaneous	8,093
Total expenses before reductions	6,022,838
Expense reductions	(171,987)	5,850,851
Net investment income (loss)		8,044,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $132,266)	178,326,934
Fidelity Central Funds	1,670
Foreign currency transactions	(40,322)
Total net realized gain (loss)		178,288,282
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $77,558)	(9,680,632)
Fidelity Central Funds	338
Assets and liabilities in foreign currencies	8,636
Total change in net unrealized appreciation (depreciation)		(9,671,658)
Net gain (loss)		168,616,624
Net increase (decrease) in net assets resulting from operations		$176,661,601

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,044,977	$30,477,279
Net realized gain (loss)	178,288,282	126,215,272
Change in net unrealized appreciation (depreciation)	(9,671,658)	186,360,375
Net increase (decrease) in net assets resulting from operations	176,661,601	343,052,926
Distributions to shareholders from net investment income	(25,306,525)	(28,192,780)
Distributions to shareholders from net realized gain	(150,378,103)	(2,058,655)
Total distributions	(175,684,628)	(30,251,435)
Share transactions - net increase (decrease)	(18,372,758)	(9,860,092)
Total increase (decrease) in net assets	(17,395,785)	302,941,399
Net Assets
Beginning of period	2,132,098,198	1,829,156,799
End of period	$2,114,702,413	$2,132,098,198
Other Information
Undistributed net investment income end of period	$–	$16,136,013
Distributions in excess of net investment income end of period	$(1,125,535)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Diversified Stock Fund Class O

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$26.07	$22.27	$21.04	$24.63	$21.17	$17.53
Income from Investment Operations
Net investment income (loss)A	.11	.39	.38	.40	.40	.32
Net realized and unrealized gain (loss)	2.07	3.80	2.57	(1.71)	3.39	3.64
Total from investment operations	2.18	4.19	2.95	(1.31)	3.79	3.96
Distributions from net investment income	(.35)	(.36)B	(.36)	(.31)	(.27)	(.29)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(2.28)	(.39)	(1.72)	(2.28)	(.33)	(.32)
Net asset value, end of period	$25.97	$26.07	$22.27	$21.04	$24.63	$21.17
Total ReturnC,D,E	8.61%	18.99%	15.05%	(5.92)%	18.08%	23.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.48%	.47%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.48%H	.48%	.47%	.50%	.51%	.51%
Expenses net of all reductions	.46%H	.48%	.47%	.50%	.50%	.49%
Net investment income (loss)	.82%H	1.61%	1.84%	1.70%	1.69%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,743,200	$1,763,983	$1,509,620	$1,426,230	$1,866,810	$1,622,353
Portfolio turnover rateI	111%H	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.40	$21.71	$20.55	$24.12	$20.75	$17.18
Income from Investment Operations
Net investment income (loss)A	.06	.30	.30	.31	.32	.26
Net realized and unrealized gain (loss)	2.02	3.70	2.51	(1.67)	3.33	3.58
Total from investment operations	2.08	4.00	2.81	(1.36)	3.65	3.84
Distributions from net investment income	(.26)	(.28)B	(.29)	(.24)	(.21)	(.24)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(2.19)	(.31)	(1.65)	(2.21)	(.28)C	(.27)
Net asset value, end of period	$25.29	$25.40	$21.71	$20.55	$24.12	$20.75
Total ReturnD,E,F,G	8.45%	18.58%	14.64%	(6.25)%	17.71%	22.73%
Ratios to Average Net AssetsH,I
Expenses before reductions	.82%J	.83%	.84%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.82%J	.82%	.83%	.83%	.81%	.82%
Expenses net of all reductions	.80%J	.82%	.83%	.82%	.81%	.81%
Net investment income (loss)	.48%J	1.27%	1.48%	1.37%	1.38%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$258,607	$252,202	$225,107	$212,181	$209,737	$153,940
Portfolio turnover rateK	111%J	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.17	$21.53	$20.38	$23.95	$20.61	$17.08
Income from Investment Operations
Net investment income (loss)A	.01	.20	.22	.22	.21	.17
Net realized and unrealized gain (loss)	2.00	3.68	2.48	(1.66)	3.32	3.56
Total from investment operations	2.01	3.88	2.70	(1.44)	3.53	3.73
Distributions from net investment income	(.17)	(.21)B	(.19)	(.17)	(.13)	(.17)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(2.10)	(.24)	(1.55)	(2.13)C	(.19)	(.20)
Net asset value, end of period	$25.08	$25.17	$21.53	$20.38	$23.95	$20.61
Total ReturnD,E,F,G	8.23%	18.10%	14.18%	(6.62)%	17.21%	22.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.20%J	1.22%	1.24%	1.23%	1.27%	1.28%
Expenses net of fee waivers, if any	1.20%J	1.22%	1.24%	1.23%	1.27%	1.28%
Expenses net of all reductions	1.19%J	1.21%	1.24%	1.23%	1.27%	1.27%
Net investment income (loss)	.10%J	.87%	1.08%	.97%	.92%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$38,895	$36,726	$30,261	$29,482	$23,443	$22,903
Portfolio turnover rateK	111%J	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.57	$21.03	$19.93	$23.49	$20.28	$16.83
Income from Investment Operations
Net investment income (loss)A	(.06)	.08	.11	.10	.10	.08
Net realized and unrealized gain (loss)	1.95	3.59	2.43	(1.62)	3.26	3.51
Total from investment operations	1.89	3.67	2.54	(1.52)	3.36	3.59
Distributions from net investment income	(.04)	(.10)B	(.08)	(.08)	(.09)	(.11)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(1.97)	(.13)	(1.44)	(2.04)C	(.15)	(.14)
Net asset value, end of period	$24.49	$24.57	$21.03	$19.93	$23.49	$20.28
Total ReturnD,E,F,G	7.91%	17.51%	13.56%	(7.09)%	16.62%	21.52%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.74%J	1.76%	1.77%	1.75%	1.76%	1.77%
Expenses net of fee waivers, if any	1.74%J	1.76%	1.77%	1.75%	1.76%	1.77%
Expenses net of all reductions	1.73%J	1.75%	1.76%	1.75%	1.76%	1.75%
Net investment income (loss)	(.45)%J	.33%	.55%	.45%	.43%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$30,728	$29,147	$23,620	$22,879	$22,094	$11,119
Portfolio turnover rateK	111%J	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$26.87	$22.94	$21.61	$25.10	$21.56	$17.84
Income from Investment Operations
Net investment income (loss)A	.09	.36	.36	.38	.35	.29
Net realized and unrealized gain (loss)	2.13	3.92	2.65	(1.77)	3.49	3.72
Total from investment operations	2.22	4.28	3.01	(1.39)	3.84	4.01
Distributions from net investment income	(.31)	(.32)B	(.32)	(.14)	(.23)	(.26)
Distributions from net realized gain	(1.93)	(.03)B	(1.36)	(1.97)	(.06)	(.03)
Total distributions	(2.24)	(.35)	(1.68)	(2.10)C	(.30)D	(.29)
Net asset value, end of period	$26.85	$26.87	$22.94	$21.61	$25.10	$21.56
Total ReturnE,F,G	8.51%	18.81%	14.92%	(6.06)%	17.93%	22.82%
Ratios to Average Net AssetsH,I
Expenses before reductions	.63%J	.63%	.64%	.65%	.68%	.71%
Expenses net of fee waivers, if any	.63%J	.63%	.64%	.64%	.68%	.71%
Expenses net of all reductions	.61%J	.63%	.64%	.63%	.67%	.70%
Net investment income (loss)	.67%J	1.46%	1.67%	1.56%	1.52%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$42,120	$49,107	$40,468	$44,760	$33,013	$266,008
Portfolio turnover rateK	111%J	77%	46%	53%	55%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$26.66	$22.76	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.11	.40	.38	.41	.40	.04
Net realized and unrealized gain (loss)	2.11	3.88	2.62	(1.76)	3.47	.08
Total from investment operations	2.22	4.28	3.00	(1.35)	3.87	.12
Distributions from net investment income	(.35)	(.35)C	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(1.93)	(.03)C	(1.36)	(1.97)	(.06)	–
Total distributions	(2.28)	(.38)	(1.71)	(2.27)D	(.34)E	–
Net asset value, end of period	$26.60	$26.66	$22.76	$21.47	$25.09	$21.56
Total ReturnF,G,H	8.57%	18.98%	15.00%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsI,J
Expenses before reductions	.51%K	.51%	.51%	.51%	.51%	.52%K
Expenses net of fee waivers, if any	.51%K	.51%	.51%	.51%	.51%	.52%K
Expenses net of all reductions	.49%K	.50%	.51%	.51%	.51%	.50%K
Net investment income (loss)	.79%K	1.58%	1.81%	1.69%	1.68%	1.36%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,154	$934	$81	$83	$119	$101
Portfolio turnover rateL	111%K	77%	46%	53%	55%	55%

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 E Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class M, Class C, Class I, and Class Z, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended September 30, 2017.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$465,022,522
Gross unrealized depreciation	(39,282,976)
Net unrealized appreciation (depreciation)	$425,739,546
Tax cost	$1,706,966,845

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $8,276,347 in these Subsidiaries, representing .39% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,198,032,302 and $1,409,459,560, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$330,606	$174,520
Class M	.25%	.25%	98,506	346
Class C	.75%	.25%	155,531	20,978
			$584,643	$195,844

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22,618
Class M	5,100
Class C(a)	5,110
$32,828

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$132,201.01
Class A	139,851.11
Class M	46,654.24
Class C	43,175.28
Class I	42,182.16
Class Z	244.05
	$404,307

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $24,297 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,018,200	1.51%	$1,690

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,418 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,642. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $161,443 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,544.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2018	Year ended September 30, 2017
From net investment income
Class O	$21,893,239	$24,205,764
Class A	2,542,893	3,003,537
Class M	252,109	304,826
Class C	47,627	120,323
Class I	558,041	557,063
Class Z	12,616	1,267
Total	$25,306,525	$28,192,780
From net realized gain
Class O	$122,729,052	$1,685,401
Class A	18,903,377	263,817
Class M	2,868,107	36,954
Class C	2,302,779	28,919
Class I	3,504,066	43,473
Class Z	70,722	91
Total	$150,378,103	$2,058,655

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2018	Year ended September 30, 2017	Six months ended March 31, 2018	Year ended September 30, 2017
Class O
Shares sold	981,086	4,809,531	$26,093,582	$116,057,637
Reinvestment of distributions	5,027,202	949,017	126,836,313	22,339,884
Shares redeemed	(6,544,928)	(5,878,942)	(174,879,859)	(142,067,367)
Net increase (decrease)	(536,640)	(120,394)	$(21,949,964)	$(3,669,846)
Class A
Shares sold	611,439	1,568,407	$15,824,809	$36,596,102
Reinvestment of distributions	864,589	138,649	21,260,254	3,188,933
Shares redeemed	(1,177,157)	(2,145,951)	(30,454,354)	(50,892,429)
Net increase (decrease)	298,871	(438,895)	$6,630,709	$(11,107,394)
Class M
Shares sold	171,226	499,900	$4,378,963	$11,503,989
Reinvestment of distributions	122,868	13,797	2,999,215	315,395
Shares redeemed	(202,210)	(460,288)	(5,152,518)	(10,743,533)
Net increase (decrease)	91,884	53,409	$2,225,660	$1,075,851
Class C
Shares sold	103,582	398,202	$2,613,693	$8,968,465
Reinvestment of distributions	95,927	6,366	2,290,729	142,668
Shares redeemed	(131,248)	(341,080)	(3,285,841)	(7,729,161)
Net increase (decrease)	68,261	63,488	$1,618,581	$1,381,972
Class I
Shares sold	268,908	607,789	$7,340,026	$15,227,323
Reinvestment of distributions	146,386	23,754	3,819,212	576,977
Shares redeemed	(674,494)	(568,023)	(18,276,422)	(14,147,637)
Net increase (decrease)	(259,200)	63,520	$(7,117,184)	$1,656,663
Class Z
Shares sold	12,440	31,637	$338,368	$807,412
Reinvestment of distributions	3,137	56	81,057	1,357
Shares redeemed	(7,241)	(240)	(199,985)	(6,107)
Net increase (decrease)	8,336	31,453	$219,440	$802,662

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Class O	.48%
Actual		$1,000.00	$1,086.10	$2.50
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Class A	.82%
Actual		$1,000.00	$1,084.50	$4.26
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.20%
Actual		$1,000.00	$1,082.30	$6.23
Hypothetical-C		$1,000.00	$1,018.95	$6.04
Class C	1.74%
Actual		$1,000.00	$1,079.10	$9.02
Hypothetical-C		$1,000.00	$1,016.26	$8.75
Class I	.63%
Actual		$1,000.00	$1,085.10	$3.28
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Class Z	.51%
Actual		$1,000.00	$1,085.70	$2.65
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

DESIO-SANN-0518
1.791871.114

Fidelity Advisor® Capital Development Fund Class A, Class M, Class C and Class I Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	4.0
Bank of America Corp.	3.7
JPMorgan Chase & Co.	3.1
Citigroup, Inc.	2.8
Comcast Corp. Class A	2.3
Apple, Inc.	2.0
State Street Corp.	1.9
Suncor Energy, Inc.	1.9
Chevron Corp.	1.8
ConocoPhillips Co.	1.8
25.3

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	22.3
Information Technology	17.2
Energy	14.3
Health Care	13.8
Industrials	10.0

Asset Allocation (% of fund's net assets)

As of March 31, 2018 *
Stocks	97.6%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 10.6%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 0.1%
Drive Shack, Inc. (a)	68,289	$326,421
Dunkin' Brands Group, Inc.	62,500	3,730,625
Starbucks Corp.	11,700	677,313
		4,734,359
Media - 4.5%
Comcast Corp. Class A	2,093,300	71,528,061
Discovery Communications, Inc. Class A (a)	171,300	3,670,959
Interpublic Group of Companies, Inc.	501,600	11,551,848
Omnicom Group, Inc.	46,200	3,357,354
Sinclair Broadcast Group, Inc. Class A (b)	159,900	5,004,870
The Walt Disney Co.	298,400	29,971,296
Time Warner, Inc.	96,400	9,117,512
Viacom, Inc. Class B (non-vtg.)	155,600	4,832,936
		139,034,836
Multiline Retail - 0.3%
Target Corp.	148,250	10,292,998
Specialty Retail - 2.5%
L Brands, Inc.	290,200	11,088,542
Lowe's Companies, Inc.	398,600	34,977,150
O'Reilly Automotive, Inc. (a)	19,400	4,799,172
Ross Stores, Inc.	19,100	1,489,418
Sally Beauty Holdings, Inc. (a)	543,100	8,933,995
TJX Companies, Inc.	206,500	16,842,140
		78,130,417

TOTAL CONSUMER DISCRETIONARY		232,192,610

CONSUMER STAPLES - 7.6%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	96,800	7,291,944
The Coca-Cola Co.	756,500	32,854,795
		40,146,739
Food & Staples Retailing - 2.1%
CVS Health Corp.	486,500	30,265,165
Kroger Co.	124,500	2,980,530
Walmart, Inc.	360,200	32,046,994
		65,292,689
Food Products - 0.0%
Campbell Soup Co.	52,700	2,282,437
Household Products - 1.7%
Kimberly-Clark Corp.	44,900	4,944,837
Procter & Gamble Co.	454,805	36,056,940
Reckitt Benckiser Group PLC	135,300	11,420,374
		52,422,151
Personal Products - 0.2%
Unilever NV (NY Reg.)	98,100	5,531,859
Tobacco - 2.3%
Altria Group, Inc.	807,100	50,298,472
British American Tobacco PLC sponsored ADR	390,400	22,522,176
		72,820,648

TOTAL CONSUMER STAPLES		238,496,523

ENERGY - 14.1%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	525,200	14,584,804
Ensco PLC Class A	225,000	987,750
National Oilwell Varco, Inc.	329,500	12,128,895
Oceaneering International, Inc.	315,400	5,847,516
		33,548,965
Oil, Gas & Consumable Fuels - 13.0%
Amyris, Inc. (a)(b)	142,422	952,803
Anadarko Petroleum Corp.	223,100	13,477,471
Apache Corp.	494,300	19,020,664
BP PLC sponsored ADR	411,862	16,696,885
Cabot Oil & Gas Corp.	749,600	17,975,408
Cenovus Energy, Inc.	3,184,600	27,116,127
Chevron Corp.	488,327	55,688,811
ConocoPhillips Co.	937,900	55,608,091
Enterprise Products Partners LP	37,900	927,792
Exxon Mobil Corp.	655,100	48,877,011
Golar LNG Ltd.	164,000	4,487,040
Imperial Oil Ltd.	433,590	11,482,975
Kinder Morgan, Inc.	1,028,400	15,487,704
Legacy Reserves LP (a)	123,424	581,327
Noble Energy, Inc.	37,800	1,145,340
Suncor Energy, Inc.	1,736,900	59,979,572
Teekay Offshore Partners LP	600,800	1,363,816
The Williams Companies, Inc.	1,314,592	32,680,757
Williams Partners LP	637,400	21,945,682
		405,495,276

TOTAL ENERGY		439,044,241

FINANCIALS - 22.3%
Banks - 14.9%
Bank of America Corp.	3,819,700	114,552,803
BNP Paribas SA	16,400	1,214,193
Citigroup, Inc.	1,272,404	85,887,270
First Republic Bank	3,300	305,613
JPMorgan Chase & Co.	884,400	97,257,468
PNC Financial Services Group, Inc.	163,916	24,790,656
Regions Financial Corp.	645,000	11,984,100
Signature Bank (a)	45,700	6,487,115
Standard Chartered PLC (United Kingdom)	285,279	2,852,556
SunTrust Banks, Inc.	558,900	38,027,556
U.S. Bancorp	566,242	28,595,221
Wells Fargo & Co.	1,028,050	53,880,101
		465,834,652
Capital Markets - 5.9%
Charles Schwab Corp.	415,055	21,674,172
KKR & Co. LP	750,685	15,238,906
Morgan Stanley	610,800	32,958,768
Northern Trust Corp.	375,895	38,766,051
State Street Corp.	608,790	60,714,627
The Blackstone Group LP	463,900	14,821,605
		184,174,129
Insurance - 0.4%
MetLife, Inc.	288,200	13,225,498
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp. (a)	743,761	9,668,893
Radian Group, Inc.	1,223,591	23,297,173
		32,966,066

TOTAL FINANCIALS		696,200,345

HEALTH CARE - 13.8%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	190,200	21,199,692
Alnylam Pharmaceuticals, Inc. (a)	37,700	4,490,070
Amgen, Inc.	234,622	39,998,359
Atara Biotherapeutics, Inc. (a)	77,000	3,003,000
Biogen, Inc. (a)	22,700	6,215,714
BioMarin Pharmaceutical, Inc. (a)	48,600	3,940,002
Celldex Therapeutics, Inc. (a)	10,900	25,397
Genocea Biosciences, Inc. (a)(b)	144,100	151,305
Insmed, Inc. (a)	147,800	3,328,456
Intercept Pharmaceuticals, Inc. (a)(b)	180,114	11,080,613
Regeneron Pharmaceuticals, Inc. (a)	8,500	2,927,060
Spark Therapeutics, Inc. (a)	86,967	5,791,133
TESARO, Inc. (a)	5,000	285,700
Trevena, Inc. (a)	269,300	441,652
		102,878,153
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	1,622,251	44,319,897
Danaher Corp.	127,100	12,444,361
Medtronic PLC	58,400	4,684,848
ResMed, Inc.	16,000	1,575,520
Zimmer Biomet Holdings, Inc.	41,600	4,536,064
		67,560,690
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	159,500	13,750,495
Anthem, Inc.	65,400	14,368,380
Cardinal Health, Inc.	341,600	21,411,488
Cigna Corp.	91,100	15,281,114
Humana, Inc.	28,900	7,769,187
McKesson Corp.	156,680	22,071,512
UnitedHealth Group, Inc.	58,000	12,412,000
		107,064,176
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	522,054	1,905,497
Pharmaceuticals - 4.9%
Allergan PLC	49,700	8,364,013
AstraZeneca PLC sponsored ADR	144,100	5,039,177
Bayer AG	92,400	10,416,599
CymaBay Therapeutics, Inc. (a)	529,475	6,877,880
GlaxoSmithKline PLC sponsored ADR (b)	1,221,100	47,708,377
Jazz Pharmaceuticals PLC (a)	122,800	18,541,572
Johnson & Johnson	212,660	27,252,379
Nektar Therapeutics (a)	27,000	2,869,020
Novartis AG sponsored ADR	5,600	452,760
Sanofi SA	31,297	2,511,274
Teva Pharmaceutical Industries Ltd. sponsored ADR	815,850	13,942,877
TherapeuticsMD, Inc. (a)(b)	1,622,731	7,902,700
		151,878,628

TOTAL HEALTH CARE		431,287,144

INDUSTRIALS - 10.0%
Aerospace & Defense - 1.8%
General Dynamics Corp.	30,600	6,759,540
The Boeing Co.	4,900	1,606,612
United Technologies Corp.	383,200	48,214,224
		56,580,376
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	110,179	10,324,874
FedEx Corp.	26,300	6,314,893
United Parcel Service, Inc. Class B	298,700	31,261,942
		47,901,709
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. (a)	106,400	2,370,592
Stericycle, Inc. (a)	52,700	3,084,531
		5,455,123
Electrical Equipment - 0.8%
Acuity Brands, Inc.	87,300	12,151,287
Hubbell, Inc. Class B	53,618	6,529,600
Melrose Industries PLC	2,294,821	7,437,354
		26,118,241
Industrial Conglomerates - 1.5%
General Electric Co.	3,483,700	46,960,276
ITT, Inc.	6,100	298,778
		47,259,054
Machinery - 0.8%
Flowserve Corp.	389,000	16,855,370
Wabtec Corp. (b)	106,100	8,636,540
		25,491,910
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	2,047	3,194,506
Professional Services - 0.3%
IHS Markit Ltd. (a)	164,774	7,948,698
Road & Rail - 2.9%
CSX Corp.	364,600	20,311,866
Genesee & Wyoming, Inc. Class A (a)	103,800	7,348,002
J.B. Hunt Transport Services, Inc.	181,100	21,215,865
Norfolk Southern Corp.	108,200	14,691,396
Union Pacific Corp.	198,000	26,617,140
		90,184,269
Trading Companies & Distributors - 0.1%
Fastenal Co.	11,600	633,244
Univar, Inc. (a)	20,200	560,550
		1,193,794

TOTAL INDUSTRIALS		311,327,680

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,159,900	49,748,111
F5 Networks, Inc. (a)	23,100	3,340,491
		53,088,602
Electronic Equipment & Components - 0.2%
ADT, Inc.	203,400	1,612,962
Itron, Inc. (a)	78,600	5,623,830
		7,236,792
Internet Software & Services - 1.8%
Alphabet, Inc.:
Class A (a)	27,100	28,106,494
Class C (a)	26,683	27,531,253
		55,637,747
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A	64,300	5,176,150
FleetCor Technologies, Inc. (a)	24,200	4,900,500
Interxion Holding N.V. (a)	76,300	4,738,993
MasterCard, Inc. Class A	154,500	27,062,220
Paychex, Inc.	383,300	23,607,447
PayPal Holdings, Inc. (a)	41,095	3,117,878
Unisys Corp. (a)(b)	722,347	7,765,230
Visa, Inc. Class A	415,300	49,678,186
		126,046,604
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	30,400	2,770,352
Qualcomm, Inc.	905,790	50,189,824
		52,960,176
Software - 5.7%
Adobe Systems, Inc. (a)	55,300	11,949,224
Autodesk, Inc. (a)	3,500	439,530
Microsoft Corp.	1,374,000	125,404,979
Oracle Corp.	497,900	22,778,925
SAP SE sponsored ADR	112,500	11,830,500
Ultimate Software Group, Inc. (a)	20,900	5,093,330
		177,496,488
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	373,700	62,699,386

TOTAL INFORMATION TECHNOLOGY		535,165,795

MATERIALS - 2.3%
Chemicals - 1.8%
CF Industries Holdings, Inc.	299,600	11,303,908
Intrepid Potash, Inc. (a)	1,495,040	5,441,946
LyondellBasell Industries NV Class A	162,900	17,215,272
Nutrien Ltd.	344,820	16,296,883
The Scotts Miracle-Gro Co. Class A	30,300	2,598,225
W.R. Grace & Co.	46,000	2,816,580
		55,672,814
Metals & Mining - 0.5%
BHP Billiton Ltd. sponsored ADR (b)	106,900	4,749,567
Freeport-McMoRan, Inc.	434,900	7,641,193
Lundin Mining Corp.	681,100	4,467,183
		16,857,943

TOTAL MATERIALS		72,530,757

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	24,800	3,604,432
Equinix, Inc.	17,000	7,108,380
Public Storage	21,300	4,268,307
		14,981,119
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	651,306	31,145,453
Zayo Group Holdings, Inc. (a)	26,100	891,576
		32,037,029
UTILITIES - 1.4%
Electric Utilities - 0.9%
Exelon Corp.	645,700	25,188,757
PPL Corp.	109,800	3,106,242
Southern Co.	14,300	638,638
		28,933,637
Independent Power and Renewable Electricity Producers - 0.5%
Dynegy, Inc. (a)	870,094	11,763,671
The AES Corp.	148,100	1,683,897
		13,447,568

TOTAL UTILITIES		42,381,205

TOTAL COMMON STOCKS
(Cost $2,469,472,176)		3,045,644,448

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $7,810,134)	7,810,134	7,263,425

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.72% (f)	53,655,322	53,666,053
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	29,513,675	29,519,578
TOTAL MONEY MARKET FUNDS
(Cost $83,182,718)		83,185,631
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,560,465,028)		3,136,093,504
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(16,721,349)
NET ASSETS - 100%		$3,119,372,155

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,263,425 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,810,134

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$137,489
Fidelity Securities Lending Cash Central Fund	109,915
Total	$247,404

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$232,192,610	$232,192,610	$--	$--
Consumer Staples	238,496,523	227,076,149	11,420,374	--
Energy	439,044,241	439,044,241	--	--
Financials	696,200,345	696,200,345	--	--
Health Care	431,287,144	418,359,271	12,927,873	--
Industrials	311,327,680	308,133,174	3,194,506	--
Information Technology	535,165,795	535,165,795	--	--
Materials	72,530,757	72,530,757	--	--
Real Estate	14,981,119	14,981,119	--	--
Telecommunication Services	32,037,029	32,037,029	--	--
Utilities	42,381,205	42,381,205	--	--
Other	7,263,425	--	--	7,263,425
Money Market Funds	83,185,631	83,185,631	--	--
Total Investments in Securities:	$3,136,093,504	$3,101,287,326	$27,542,753	$7,263,425

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
Canada	3.8%
United Kingdom	2.9%
Ireland	1.1%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,940,478) — See accompanying schedule: Unaffiliated issuers (cost $2,477,282,309)	$3,052,907,873
Fidelity Central Funds (cost $83,182,719)	83,185,631
Total Investment in Securities (cost $2,560,465,028)		$3,136,093,504
Cash		790,649
Restricted cash		179,570
Foreign currency held at value (cost $102,715)		102,715
Receivable for investments sold		30,226,971
Receivable for fund shares sold		127,876
Dividends receivable		3,896,263
Distributions receivable from Fidelity Central Funds		71,546
Prepaid expenses		2,419
Other receivables		510,003
Total assets		3,172,001,516
Liabilities
Payable for investments purchased	$20,676,720
Payable for fund shares redeemed	607,911
Accrued management fee	1,442,808
Distribution and service plan fees payable	94,815
Other affiliated payables	137,337
Other payables and accrued expenses	140,295
Collateral on securities loaned	29,529,475
Total liabilities		52,629,361
Net Assets		$3,119,372,155
Net Assets consist of:
Paid in capital		$2,360,563,283
Undistributed net investment income		3,333,992
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		180,026,466
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		575,448,414
Net Assets		$3,119,372,155
Class O:
Net Asset Value, offering price and redemption price per share ($2,683,299,928 ÷ 166,743,333 shares)		$16.09
Class A:
Net Asset Value and redemption price per share ($425,078,442 ÷ 27,322,561 shares)		$15.56
Maximum offering price per share (100/94.25 of $15.56)		$16.51
Class M:
Net Asset Value and redemption price per share ($3,408,299 ÷ 224,889 shares)		$15.16
Maximum offering price per share (100/96.50 of $15.16)		$15.71
Class C:
Net Asset Value and offering price per share ($2,850,407 ÷ 194,804 shares)(a)		$14.63
Class I:
Net Asset Value, offering price and redemption price per share ($4,735,079 ÷ 293,007 shares)		$16.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$31,153,404
Income from Fidelity Central Funds		247,404
Total income		31,400,808
Expenses
Management fee	$8,762,284
Transfer agent fees	155,589
Distribution and service plan fees	574,834
Accounting and security lending fees	476,792
Custodian fees and expenses	36,367
Independent trustees' fees and expenses	5,976
Registration fees	30,830
Audit	39,813
Legal	8,919
Miscellaneous	12,202
Total expenses before reductions	10,103,606
Expense reductions	(64,922)	10,038,684
Net investment income (loss)		21,362,124
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	209,335,045
Fidelity Central Funds	(3,973)
Foreign currency transactions	(6,724)
Total net realized gain (loss)		209,324,348
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(131,406,855)
Fidelity Central Funds	1,352
Assets and liabilities in foreign currencies	619
Total change in net unrealized appreciation (depreciation)		(131,404,884)
Net gain (loss)		77,919,464
Net increase (decrease) in net assets resulting from operations		$99,281,588

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,362,124	$45,340,584
Net realized gain (loss)	209,324,348	147,761,548
Change in net unrealized appreciation (depreciation)	(131,404,884)	327,865,566
Net increase (decrease) in net assets resulting from operations	99,281,588	520,967,698
Distributions to shareholders from net investment income	(43,617,855)	(40,403,807)
Distributions to shareholders from net realized gain	(165,270,498)	(43,674,786)
Total distributions	(208,888,353)	(84,078,593)
Share transactions - net increase (decrease)	87,022,059	(130,547,404)
Total increase (decrease) in net assets	(22,584,706)	306,341,701
Net Assets
Beginning of period	3,141,956,861	2,835,615,160
End of period	$3,119,372,155	$3,141,956,861
Other Information
Undistributed net investment income end of period	$3,333,992	$25,589,723

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Capital Development Fund Class O

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.69	$14.42	$13.30	$16.53	$14.24	$12.04
Income from Investment Operations
Net investment income (loss)A	.11	.24	.21	.21	.20	.11
Net realized and unrealized gain (loss)	.41	2.47	1.70	(.95)	2.19	2.22
Total from investment operations	.52	2.71	1.91	(.74)	2.39	2.33
Distributions from net investment income	(.24)	(.21)	(.21)	(.21)	(.10)	(.13)
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(1.12)	(.44)B	(.79)	(2.49)	(.10)	(.13)
Net asset value, end of period	$16.09	$16.69	$14.42	$13.30	$16.53	$14.24
Total ReturnC,D,E	3.06%	19.08%	15.01%	(5.16)%	16.83%	19.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.58%H	.59%	.59%	.59%	.60%	.60%
Expenses net of fee waivers, if any	.58%H	.59%	.59%	.59%	.60%	.60%
Expenses net of all reductions	.58%H	.59%	.59%	.59%	.59%	.59%
Net investment income (loss)	1.36%H	1.55%	1.57%	1.40%	1.27%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$2,683,300	$2,705,474	$2,447,565	$2,290,767	$2,634,214	$2,497,596
Portfolio turnover rateI	36%H	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.224 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.15	$13.97	$12.90	$16.10	$13.87	$11.74
Income from Investment Operations
Net investment income (loss)A	.09	.19	.17	.16	.15	.07
Net realized and unrealized gain (loss)	.40	2.39	1.65	(.92)	2.13	2.15
Total from investment operations	.49	2.58	1.82	(.76)	2.28	2.22
Distributions from net investment income	(.19)	(.17)	(.17)	(.17)	(.05)	(.09)
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(1.08)B	(.40)C	(.75)	(2.44)D	(.05)	(.09)
Net asset value, end of period	$15.56	$16.15	$13.97	$12.90	$16.10	$13.87
Total ReturnE,F,G,H	2.93%	18.72%	14.71%	(5.42)%	16.50%	19.12%
Ratios to Average Net AssetsI,J
Expenses before reductions	.87%K	.88%	.89%	.89%	.89%	.92%
Expenses net of fee waivers, if any	.87%K	.88%	.89%	.89%	.89%	.92%
Expenses net of all reductions	.87%K	.88%	.89%	.89%	.89%	.90%
Net investment income (loss)	1.07%K	1.26%	1.27%	1.10%	.97%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$425,078	$426,665	$379,128	$347,875	$389,001	$357,203
Portfolio turnover rateL	36%K	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.08 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.883 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.224 per share.

 D Total distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.71	$13.62	$12.59	$15.78	$13.62	$11.55
Income from Investment Operations
Net investment income (loss)A	.04	.10	.09	.08	.06	.01
Net realized and unrealized gain (loss)	.40	2.32	1.61	(.89)	2.10	2.12
Total from investment operations	.44	2.42	1.70	(.81)	2.16	2.13
Distributions from net investment income	(.11)	(.11)	(.10)	(.10)	–	(.06)
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(.99)	(.33)	(.67)B	(2.38)	–	(.06)
Net asset value, end of period	$15.16	$15.71	$13.62	$12.59	$15.78	$13.62
Total ReturnC,D,E,F	2.72%	18.02%	14.09%	(5.96)%	15.86%	18.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.42%I	1.42%	1.44%	1.43%	1.43%	1.45%
Expenses net of fee waivers, if any	1.42%I	1.42%	1.44%	1.43%	1.43%	1.45%
Expenses net of all reductions	1.41%I	1.42%	1.44%	1.42%	1.43%	1.43%
Net investment income (loss)	.53%I	.71%	.72%	.56%	.43%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$3,408	$3,421	$2,552	$2,066	$2,140	$1,543
Portfolio turnover rateJ	36%I	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.17	$13.18	$12.21	$15.36	$13.32	$11.28
Income from Investment Operations
Net investment income (loss)A	.01	.04	.03	.01	–B	(.05)
Net realized and unrealized gain (loss)	.37	2.25	1.57	(.87)	2.04	2.09
Total from investment operations	.38	2.29	1.60	(.86)	2.04	2.04
Distributions from net investment income	(.04)	(.08)	(.05)	(.01)	–	–
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(.92)	(.30)	(.63)	(2.29)	–	–
Net asset value, end of period	$14.63	$15.17	$13.18	$12.21	$15.36	$13.32
Total ReturnC,D,E,F	2.42%	17.57%	13.60%	(6.43)%	15.32%	18.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.83%I	1.85%	1.89%	1.89%	1.89%	1.90%
Expenses net of fee waivers, if any	1.83%I	1.85%	1.89%	1.89%	1.89%	1.90%
Expenses net of all reductions	1.83%I	1.85%	1.89%	1.89%	1.89%	1.88%
Net investment income (loss)	.11%I	.28%	.27%	.10%	(.03)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,850	$3,016	$2,023	$1,948	$1,879	$1,764
Portfolio turnover rateJ	36%I	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.74	$14.48	$13.34	$16.58	$14.28	$12.09
Income from Investment Operations
Net investment income (loss)A	.10	.22	.19	.19	.18	.09
Net realized and unrealized gain (loss)	.42	2.46	1.71	(.96)	2.20	2.21
Total from investment operations	.52	2.68	1.90	(.77)	2.38	2.30
Distributions from net investment income	(.22)	(.20)	(.19)	(.19)	(.08)	(.11)
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(1.10)	(.42)	(.76)B	(2.47)	(.08)	(.11)
Net asset value, end of period	$16.16	$16.74	$14.48	$13.34	$16.58	$14.28
Total ReturnC,D,E	3.04%	18.82%	14.89%	(5.35)%	16.72%	19.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.74%	.75%	.75%	.74%	.79%
Expenses net of fee waivers, if any	.72%H	.74%	.75%	.75%	.74%	.79%
Expenses net of all reductions	.72%H	.74%	.75%	.75%	.73%	.78%
Net investment income (loss)	1.22%H	1.39%	1.41%	1.24%	1.13%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$4,735	$3,381	$4,348	$1,604	$1,726	$1,281
Portfolio turnover rateI	36%H	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class M, Class C and Class I, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$780,829,367
Gross unrealized depreciation	(212,405,824)
Net unrealized appreciation (depreciation)	$568,423,543
Tax cost	$2,567,669,961

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $7,442,995 in this Subsidiary, representing .24% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $571,596,902 and $708,117,888, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$550,780	$518,827
Class M	.25%	.25%	8,814	30
Class C	.75%	.25%	15,240	1,566
			$574,834	$520,423

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,788
Class M	283
Class C(a)	60
$6,131

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$49,233	–(b)
Class A	93,470.04
Class M	5,952.34
Class C	3,869.25
Class I	3,065.14
	$155,589

 (a) Annualized

 (b) Amount less than 0.005%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,227 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,551 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,306,621. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $109,915 and includes $16,208 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $48,516 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $197.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16,209.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2018	Year ended September 30, 2017
From net investment income
Class O	$38,478,065	$35,644,854
Class A	5,054,670	4,658,601
Class M	23,282	20,666
Class C	7,272	14,029
Class I	54,566	65,657
Total	$43,617,855	$40,403,807
From net realized gain
Class O	$141,561,037	$37,484,938
Class A	23,125,557	6,031,945
Class M	190,352	42,469
Class C	173,546	41,899
Class I	220,006	73,535
Total	$165,270,498	$43,674,786

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2018	Year ended September 30, 2017	Six months ended March 31, 2018	Year ended September 30, 2017
Class O
Shares sold	1,223,257	2,844,752	$20,571,149	$43,876,398
Reinvestment of distributions	10,704,792	4,628,446	174,166,989	70,213,799
Shares redeemed	(7,313,311)	(15,057,610)	(122,924,519)	(233,131,772)
Net increase (decrease)	4,614,738	(7,584,412)	$71,813,619	$(119,041,575)
Class A
Shares sold	577,573	1,401,360	$9,443,384	$21,003,815
Reinvestment of distributions	1,774,099	712,790	27,924,314	10,485,138
Shares redeemed	(1,454,587)	(2,827,234)	(23,713,312)	(42,521,516)
Net increase (decrease)	897,085	(713,084)	$13,654,386	$(11,032,563)
Class M
Shares sold	5,628	59,101	$89,016	$854,558
Reinvestment of distributions	13,908	4,390	213,634	63,135
Shares redeemed	(12,315)	(33,198)	(195,125)	(496,324)
Net increase (decrease)	7,221	30,293	$107,525	$421,369
Class C
Shares sold	8,386	108,524	$128,103	$1,508,523
Reinvestment of distributions	12,151	3,634	180,446	50,621
Shares redeemed	(24,604)	(66,739)	(375,349)	(960,519)
Net increase (decrease)	(4,067)	45,419	$(66,800)	$598,625
Class I
Shares sold	109,475	116,594	$1,833,402	$1,818,939
Reinvestment of distributions	15,562	8,434	254,447	128,529
Shares redeemed	(33,957)	(223,368)	(574,520)	(3,440,728)
Net increase (decrease)	91,080	(98,340)	$1,513,329	$(1,493,260)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Class O	.58%
Actual		$1,000.00	$1,030.60	$2.94
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class A	.87%
Actual		$1,000.00	$1,029.30	$4.40
Hypothetical-C		$1,000.00	$1,020.59	$4.38
Class M	1.42%
Actual		$1,000.00	$1,027.20	$7.18
Hypothetical-C		$1,000.00	$1,017.85	$7.14
Class C	1.83%
Actual		$1,000.00	$1,024.20	$9.24
Hypothetical-C		$1,000.00	$1,015.81	$9.20
Class I	.72%
Actual		$1,000.00	$1,030.40	$3.64
Hypothetical-C		$1,000.00	$1,021.34	$3.63

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ADESII-SANN-0518
1.814759.112

Fidelity Advisor® Capital Development Fund Class A Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	4.0
Bank of America Corp.	3.7
JPMorgan Chase & Co.	3.1
Citigroup, Inc.	2.8
Comcast Corp. Class A	2.3
Apple, Inc.	2.0
State Street Corp.	1.9
Suncor Energy, Inc.	1.9
Chevron Corp.	1.8
ConocoPhillips Co.	1.8
25.3

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	22.3
Information Technology	17.2
Energy	14.3
Health Care	13.8
Industrials	10.0

Asset Allocation (% of fund's net assets)

As of March 31, 2018 *
Stocks	97.6%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 10.6%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 0.1%
Drive Shack, Inc. (a)	68,289	$326,421
Dunkin' Brands Group, Inc.	62,500	3,730,625
Starbucks Corp.	11,700	677,313
		4,734,359
Media - 4.5%
Comcast Corp. Class A	2,093,300	71,528,061
Discovery Communications, Inc. Class A (a)	171,300	3,670,959
Interpublic Group of Companies, Inc.	501,600	11,551,848
Omnicom Group, Inc.	46,200	3,357,354
Sinclair Broadcast Group, Inc. Class A (b)	159,900	5,004,870
The Walt Disney Co.	298,400	29,971,296
Time Warner, Inc.	96,400	9,117,512
Viacom, Inc. Class B (non-vtg.)	155,600	4,832,936
		139,034,836
Multiline Retail - 0.3%
Target Corp.	148,250	10,292,998
Specialty Retail - 2.5%
L Brands, Inc.	290,200	11,088,542
Lowe's Companies, Inc.	398,600	34,977,150
O'Reilly Automotive, Inc. (a)	19,400	4,799,172
Ross Stores, Inc.	19,100	1,489,418
Sally Beauty Holdings, Inc. (a)	543,100	8,933,995
TJX Companies, Inc.	206,500	16,842,140
		78,130,417

TOTAL CONSUMER DISCRETIONARY		232,192,610

CONSUMER STAPLES - 7.6%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	96,800	7,291,944
The Coca-Cola Co.	756,500	32,854,795
		40,146,739
Food & Staples Retailing - 2.1%
CVS Health Corp.	486,500	30,265,165
Kroger Co.	124,500	2,980,530
Walmart, Inc.	360,200	32,046,994
		65,292,689
Food Products - 0.0%
Campbell Soup Co.	52,700	2,282,437
Household Products - 1.7%
Kimberly-Clark Corp.	44,900	4,944,837
Procter & Gamble Co.	454,805	36,056,940
Reckitt Benckiser Group PLC	135,300	11,420,374
		52,422,151
Personal Products - 0.2%
Unilever NV (NY Reg.)	98,100	5,531,859
Tobacco - 2.3%
Altria Group, Inc.	807,100	50,298,472
British American Tobacco PLC sponsored ADR	390,400	22,522,176
		72,820,648

TOTAL CONSUMER STAPLES		238,496,523

ENERGY - 14.1%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	525,200	14,584,804
Ensco PLC Class A	225,000	987,750
National Oilwell Varco, Inc.	329,500	12,128,895
Oceaneering International, Inc.	315,400	5,847,516
		33,548,965
Oil, Gas & Consumable Fuels - 13.0%
Amyris, Inc. (a)(b)	142,422	952,803
Anadarko Petroleum Corp.	223,100	13,477,471
Apache Corp.	494,300	19,020,664
BP PLC sponsored ADR	411,862	16,696,885
Cabot Oil & Gas Corp.	749,600	17,975,408
Cenovus Energy, Inc.	3,184,600	27,116,127
Chevron Corp.	488,327	55,688,811
ConocoPhillips Co.	937,900	55,608,091
Enterprise Products Partners LP	37,900	927,792
Exxon Mobil Corp.	655,100	48,877,011
Golar LNG Ltd.	164,000	4,487,040
Imperial Oil Ltd.	433,590	11,482,975
Kinder Morgan, Inc.	1,028,400	15,487,704
Legacy Reserves LP (a)	123,424	581,327
Noble Energy, Inc.	37,800	1,145,340
Suncor Energy, Inc.	1,736,900	59,979,572
Teekay Offshore Partners LP	600,800	1,363,816
The Williams Companies, Inc.	1,314,592	32,680,757
Williams Partners LP	637,400	21,945,682
		405,495,276

TOTAL ENERGY		439,044,241

FINANCIALS - 22.3%
Banks - 14.9%
Bank of America Corp.	3,819,700	114,552,803
BNP Paribas SA	16,400	1,214,193
Citigroup, Inc.	1,272,404	85,887,270
First Republic Bank	3,300	305,613
JPMorgan Chase & Co.	884,400	97,257,468
PNC Financial Services Group, Inc.	163,916	24,790,656
Regions Financial Corp.	645,000	11,984,100
Signature Bank (a)	45,700	6,487,115
Standard Chartered PLC (United Kingdom)	285,279	2,852,556
SunTrust Banks, Inc.	558,900	38,027,556
U.S. Bancorp	566,242	28,595,221
Wells Fargo & Co.	1,028,050	53,880,101
		465,834,652
Capital Markets - 5.9%
Charles Schwab Corp.	415,055	21,674,172
KKR & Co. LP	750,685	15,238,906
Morgan Stanley	610,800	32,958,768
Northern Trust Corp.	375,895	38,766,051
State Street Corp.	608,790	60,714,627
The Blackstone Group LP	463,900	14,821,605
		184,174,129
Insurance - 0.4%
MetLife, Inc.	288,200	13,225,498
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp. (a)	743,761	9,668,893
Radian Group, Inc.	1,223,591	23,297,173
		32,966,066

TOTAL FINANCIALS		696,200,345

HEALTH CARE - 13.8%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	190,200	21,199,692
Alnylam Pharmaceuticals, Inc. (a)	37,700	4,490,070
Amgen, Inc.	234,622	39,998,359
Atara Biotherapeutics, Inc. (a)	77,000	3,003,000
Biogen, Inc. (a)	22,700	6,215,714
BioMarin Pharmaceutical, Inc. (a)	48,600	3,940,002
Celldex Therapeutics, Inc. (a)	10,900	25,397
Genocea Biosciences, Inc. (a)(b)	144,100	151,305
Insmed, Inc. (a)	147,800	3,328,456
Intercept Pharmaceuticals, Inc. (a)(b)	180,114	11,080,613
Regeneron Pharmaceuticals, Inc. (a)	8,500	2,927,060
Spark Therapeutics, Inc. (a)	86,967	5,791,133
TESARO, Inc. (a)	5,000	285,700
Trevena, Inc. (a)	269,300	441,652
		102,878,153
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	1,622,251	44,319,897
Danaher Corp.	127,100	12,444,361
Medtronic PLC	58,400	4,684,848
ResMed, Inc.	16,000	1,575,520
Zimmer Biomet Holdings, Inc.	41,600	4,536,064
		67,560,690
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	159,500	13,750,495
Anthem, Inc.	65,400	14,368,380
Cardinal Health, Inc.	341,600	21,411,488
Cigna Corp.	91,100	15,281,114
Humana, Inc.	28,900	7,769,187
McKesson Corp.	156,680	22,071,512
UnitedHealth Group, Inc.	58,000	12,412,000
		107,064,176
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	522,054	1,905,497
Pharmaceuticals - 4.9%
Allergan PLC	49,700	8,364,013
AstraZeneca PLC sponsored ADR	144,100	5,039,177
Bayer AG	92,400	10,416,599
CymaBay Therapeutics, Inc. (a)	529,475	6,877,880
GlaxoSmithKline PLC sponsored ADR (b)	1,221,100	47,708,377
Jazz Pharmaceuticals PLC (a)	122,800	18,541,572
Johnson & Johnson	212,660	27,252,379
Nektar Therapeutics (a)	27,000	2,869,020
Novartis AG sponsored ADR	5,600	452,760
Sanofi SA	31,297	2,511,274
Teva Pharmaceutical Industries Ltd. sponsored ADR	815,850	13,942,877
TherapeuticsMD, Inc. (a)(b)	1,622,731	7,902,700
		151,878,628

TOTAL HEALTH CARE		431,287,144

INDUSTRIALS - 10.0%
Aerospace & Defense - 1.8%
General Dynamics Corp.	30,600	6,759,540
The Boeing Co.	4,900	1,606,612
United Technologies Corp.	383,200	48,214,224
		56,580,376
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	110,179	10,324,874
FedEx Corp.	26,300	6,314,893
United Parcel Service, Inc. Class B	298,700	31,261,942
		47,901,709
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. (a)	106,400	2,370,592
Stericycle, Inc. (a)	52,700	3,084,531
		5,455,123
Electrical Equipment - 0.8%
Acuity Brands, Inc.	87,300	12,151,287
Hubbell, Inc. Class B	53,618	6,529,600
Melrose Industries PLC	2,294,821	7,437,354
		26,118,241
Industrial Conglomerates - 1.5%
General Electric Co.	3,483,700	46,960,276
ITT, Inc.	6,100	298,778
		47,259,054
Machinery - 0.8%
Flowserve Corp.	389,000	16,855,370
Wabtec Corp. (b)	106,100	8,636,540
		25,491,910
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	2,047	3,194,506
Professional Services - 0.3%
IHS Markit Ltd. (a)	164,774	7,948,698
Road & Rail - 2.9%
CSX Corp.	364,600	20,311,866
Genesee & Wyoming, Inc. Class A (a)	103,800	7,348,002
J.B. Hunt Transport Services, Inc.	181,100	21,215,865
Norfolk Southern Corp.	108,200	14,691,396
Union Pacific Corp.	198,000	26,617,140
		90,184,269
Trading Companies & Distributors - 0.1%
Fastenal Co.	11,600	633,244
Univar, Inc. (a)	20,200	560,550
		1,193,794

TOTAL INDUSTRIALS		311,327,680

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,159,900	49,748,111
F5 Networks, Inc. (a)	23,100	3,340,491
		53,088,602
Electronic Equipment & Components - 0.2%
ADT, Inc.	203,400	1,612,962
Itron, Inc. (a)	78,600	5,623,830
		7,236,792
Internet Software & Services - 1.8%
Alphabet, Inc.:
Class A (a)	27,100	28,106,494
Class C (a)	26,683	27,531,253
		55,637,747
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A	64,300	5,176,150
FleetCor Technologies, Inc. (a)	24,200	4,900,500
Interxion Holding N.V. (a)	76,300	4,738,993
MasterCard, Inc. Class A	154,500	27,062,220
Paychex, Inc.	383,300	23,607,447
PayPal Holdings, Inc. (a)	41,095	3,117,878
Unisys Corp. (a)(b)	722,347	7,765,230
Visa, Inc. Class A	415,300	49,678,186
		126,046,604
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	30,400	2,770,352
Qualcomm, Inc.	905,790	50,189,824
		52,960,176
Software - 5.7%
Adobe Systems, Inc. (a)	55,300	11,949,224
Autodesk, Inc. (a)	3,500	439,530
Microsoft Corp.	1,374,000	125,404,979
Oracle Corp.	497,900	22,778,925
SAP SE sponsored ADR	112,500	11,830,500
Ultimate Software Group, Inc. (a)	20,900	5,093,330
		177,496,488
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	373,700	62,699,386

TOTAL INFORMATION TECHNOLOGY		535,165,795

MATERIALS - 2.3%
Chemicals - 1.8%
CF Industries Holdings, Inc.	299,600	11,303,908
Intrepid Potash, Inc. (a)	1,495,040	5,441,946
LyondellBasell Industries NV Class A	162,900	17,215,272
Nutrien Ltd.	344,820	16,296,883
The Scotts Miracle-Gro Co. Class A	30,300	2,598,225
W.R. Grace & Co.	46,000	2,816,580
		55,672,814
Metals & Mining - 0.5%
BHP Billiton Ltd. sponsored ADR (b)	106,900	4,749,567
Freeport-McMoRan, Inc.	434,900	7,641,193
Lundin Mining Corp.	681,100	4,467,183
		16,857,943

TOTAL MATERIALS		72,530,757

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	24,800	3,604,432
Equinix, Inc.	17,000	7,108,380
Public Storage	21,300	4,268,307
		14,981,119
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	651,306	31,145,453
Zayo Group Holdings, Inc. (a)	26,100	891,576
		32,037,029
UTILITIES - 1.4%
Electric Utilities - 0.9%
Exelon Corp.	645,700	25,188,757
PPL Corp.	109,800	3,106,242
Southern Co.	14,300	638,638
		28,933,637
Independent Power and Renewable Electricity Producers - 0.5%
Dynegy, Inc. (a)	870,094	11,763,671
The AES Corp.	148,100	1,683,897
		13,447,568

TOTAL UTILITIES		42,381,205

TOTAL COMMON STOCKS
(Cost $2,469,472,176)		3,045,644,448

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $7,810,134)	7,810,134	7,263,425

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.72% (f)	53,655,322	53,666,053
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	29,513,675	29,519,578
TOTAL MONEY MARKET FUNDS
(Cost $83,182,718)		83,185,631
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,560,465,028)		3,136,093,504
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(16,721,349)
NET ASSETS - 100%		$3,119,372,155

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,263,425 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,810,134

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$137,489
Fidelity Securities Lending Cash Central Fund	109,915
Total	$247,404

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$232,192,610	$232,192,610	$--	$--
Consumer Staples	238,496,523	227,076,149	11,420,374	--
Energy	439,044,241	439,044,241	--	--
Financials	696,200,345	696,200,345	--	--
Health Care	431,287,144	418,359,271	12,927,873	--
Industrials	311,327,680	308,133,174	3,194,506	--
Information Technology	535,165,795	535,165,795	--	--
Materials	72,530,757	72,530,757	--	--
Real Estate	14,981,119	14,981,119	--	--
Telecommunication Services	32,037,029	32,037,029	--	--
Utilities	42,381,205	42,381,205	--	--
Other	7,263,425	--	--	7,263,425
Money Market Funds	83,185,631	83,185,631	--	--
Total Investments in Securities:	$3,136,093,504	$3,101,287,326	$27,542,753	$7,263,425

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
Canada	3.8%
United Kingdom	2.9%
Ireland	1.1%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,940,478) — See accompanying schedule: Unaffiliated issuers (cost $2,477,282,309)	$3,052,907,873
Fidelity Central Funds (cost $83,182,719)	83,185,631
Total Investment in Securities (cost $2,560,465,028)		$3,136,093,504
Cash		790,649
Restricted cash		179,570
Foreign currency held at value (cost $102,715)		102,715
Receivable for investments sold		30,226,971
Receivable for fund shares sold		127,876
Dividends receivable		3,896,263
Distributions receivable from Fidelity Central Funds		71,546
Prepaid expenses		2,419
Other receivables		510,003
Total assets		3,172,001,516
Liabilities
Payable for investments purchased	$20,676,720
Payable for fund shares redeemed	607,911
Accrued management fee	1,442,808
Distribution and service plan fees payable	94,815
Other affiliated payables	137,337
Other payables and accrued expenses	140,295
Collateral on securities loaned	29,529,475
Total liabilities		52,629,361
Net Assets		$3,119,372,155
Net Assets consist of:
Paid in capital		$2,360,563,283
Undistributed net investment income		3,333,992
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		180,026,466
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		575,448,414
Net Assets		$3,119,372,155
Class O:
Net Asset Value, offering price and redemption price per share ($2,683,299,928 ÷ 166,743,333 shares)		$16.09
Class A:
Net Asset Value and redemption price per share ($425,078,442 ÷ 27,322,561 shares)		$15.56
Maximum offering price per share (100/94.25 of $15.56)		$16.51
Class M:
Net Asset Value and redemption price per share ($3,408,299 ÷ 224,889 shares)		$15.16
Maximum offering price per share (100/96.50 of $15.16)		$15.71
Class C:
Net Asset Value and offering price per share ($2,850,407 ÷ 194,804 shares)(a)		$14.63
Class I:
Net Asset Value, offering price and redemption price per share ($4,735,079 ÷ 293,007 shares)		$16.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$31,153,404
Income from Fidelity Central Funds		247,404
Total income		31,400,808
Expenses
Management fee	$8,762,284
Transfer agent fees	155,589
Distribution and service plan fees	574,834
Accounting and security lending fees	476,792
Custodian fees and expenses	36,367
Independent trustees' fees and expenses	5,976
Registration fees	30,830
Audit	39,813
Legal	8,919
Miscellaneous	12,202
Total expenses before reductions	10,103,606
Expense reductions	(64,922)	10,038,684
Net investment income (loss)		21,362,124
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	209,335,045
Fidelity Central Funds	(3,973)
Foreign currency transactions	(6,724)
Total net realized gain (loss)		209,324,348
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(131,406,855)
Fidelity Central Funds	1,352
Assets and liabilities in foreign currencies	619
Total change in net unrealized appreciation (depreciation)		(131,404,884)
Net gain (loss)		77,919,464
Net increase (decrease) in net assets resulting from operations		$99,281,588

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,362,124	$45,340,584
Net realized gain (loss)	209,324,348	147,761,548
Change in net unrealized appreciation (depreciation)	(131,404,884)	327,865,566
Net increase (decrease) in net assets resulting from operations	99,281,588	520,967,698
Distributions to shareholders from net investment income	(43,617,855)	(40,403,807)
Distributions to shareholders from net realized gain	(165,270,498)	(43,674,786)
Total distributions	(208,888,353)	(84,078,593)
Share transactions - net increase (decrease)	87,022,059	(130,547,404)
Total increase (decrease) in net assets	(22,584,706)	306,341,701
Net Assets
Beginning of period	3,141,956,861	2,835,615,160
End of period	$3,119,372,155	$3,141,956,861
Other Information
Undistributed net investment income end of period	$3,333,992	$25,589,723

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Capital Development Fund Class O

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.69	$14.42	$13.30	$16.53	$14.24	$12.04
Income from Investment Operations
Net investment income (loss)A	.11	.24	.21	.21	.20	.11
Net realized and unrealized gain (loss)	.41	2.47	1.70	(.95)	2.19	2.22
Total from investment operations	.52	2.71	1.91	(.74)	2.39	2.33
Distributions from net investment income	(.24)	(.21)	(.21)	(.21)	(.10)	(.13)
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(1.12)	(.44)B	(.79)	(2.49)	(.10)	(.13)
Net asset value, end of period	$16.09	$16.69	$14.42	$13.30	$16.53	$14.24
Total ReturnC,D,E	3.06%	19.08%	15.01%	(5.16)%	16.83%	19.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.58%H	.59%	.59%	.59%	.60%	.60%
Expenses net of fee waivers, if any	.58%H	.59%	.59%	.59%	.60%	.60%
Expenses net of all reductions	.58%H	.59%	.59%	.59%	.59%	.59%
Net investment income (loss)	1.36%H	1.55%	1.57%	1.40%	1.27%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$2,683,300	$2,705,474	$2,447,565	$2,290,767	$2,634,214	$2,497,596
Portfolio turnover rateI	36%H	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.224 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.15	$13.97	$12.90	$16.10	$13.87	$11.74
Income from Investment Operations
Net investment income (loss)A	.09	.19	.17	.16	.15	.07
Net realized and unrealized gain (loss)	.40	2.39	1.65	(.92)	2.13	2.15
Total from investment operations	.49	2.58	1.82	(.76)	2.28	2.22
Distributions from net investment income	(.19)	(.17)	(.17)	(.17)	(.05)	(.09)
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(1.08)B	(.40)C	(.75)	(2.44)D	(.05)	(.09)
Net asset value, end of period	$15.56	$16.15	$13.97	$12.90	$16.10	$13.87
Total ReturnE,F,G,H	2.93%	18.72%	14.71%	(5.42)%	16.50%	19.12%
Ratios to Average Net AssetsI,J
Expenses before reductions	.87%K	.88%	.89%	.89%	.89%	.92%
Expenses net of fee waivers, if any	.87%K	.88%	.89%	.89%	.89%	.92%
Expenses net of all reductions	.87%K	.88%	.89%	.89%	.89%	.90%
Net investment income (loss)	1.07%K	1.26%	1.27%	1.10%	.97%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$425,078	$426,665	$379,128	$347,875	$389,001	$357,203
Portfolio turnover rateL	36%K	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.08 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.883 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.224 per share.

 D Total distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.71	$13.62	$12.59	$15.78	$13.62	$11.55
Income from Investment Operations
Net investment income (loss)A	.04	.10	.09	.08	.06	.01
Net realized and unrealized gain (loss)	.40	2.32	1.61	(.89)	2.10	2.12
Total from investment operations	.44	2.42	1.70	(.81)	2.16	2.13
Distributions from net investment income	(.11)	(.11)	(.10)	(.10)	–	(.06)
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(.99)	(.33)	(.67)B	(2.38)	–	(.06)
Net asset value, end of period	$15.16	$15.71	$13.62	$12.59	$15.78	$13.62
Total ReturnC,D,E,F	2.72%	18.02%	14.09%	(5.96)%	15.86%	18.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.42%I	1.42%	1.44%	1.43%	1.43%	1.45%
Expenses net of fee waivers, if any	1.42%I	1.42%	1.44%	1.43%	1.43%	1.45%
Expenses net of all reductions	1.41%I	1.42%	1.44%	1.42%	1.43%	1.43%
Net investment income (loss)	.53%I	.71%	.72%	.56%	.43%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$3,408	$3,421	$2,552	$2,066	$2,140	$1,543
Portfolio turnover rateJ	36%I	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.17	$13.18	$12.21	$15.36	$13.32	$11.28
Income from Investment Operations
Net investment income (loss)A	.01	.04	.03	.01	–B	(.05)
Net realized and unrealized gain (loss)	.37	2.25	1.57	(.87)	2.04	2.09
Total from investment operations	.38	2.29	1.60	(.86)	2.04	2.04
Distributions from net investment income	(.04)	(.08)	(.05)	(.01)	–	–
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(.92)	(.30)	(.63)	(2.29)	–	–
Net asset value, end of period	$14.63	$15.17	$13.18	$12.21	$15.36	$13.32
Total ReturnC,D,E,F	2.42%	17.57%	13.60%	(6.43)%	15.32%	18.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.83%I	1.85%	1.89%	1.89%	1.89%	1.90%
Expenses net of fee waivers, if any	1.83%I	1.85%	1.89%	1.89%	1.89%	1.90%
Expenses net of all reductions	1.83%I	1.85%	1.89%	1.89%	1.89%	1.88%
Net investment income (loss)	.11%I	.28%	.27%	.10%	(.03)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,850	$3,016	$2,023	$1,948	$1,879	$1,764
Portfolio turnover rateJ	36%I	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.74	$14.48	$13.34	$16.58	$14.28	$12.09
Income from Investment Operations
Net investment income (loss)A	.10	.22	.19	.19	.18	.09
Net realized and unrealized gain (loss)	.42	2.46	1.71	(.96)	2.20	2.21
Total from investment operations	.52	2.68	1.90	(.77)	2.38	2.30
Distributions from net investment income	(.22)	(.20)	(.19)	(.19)	(.08)	(.11)
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(1.10)	(.42)	(.76)B	(2.47)	(.08)	(.11)
Net asset value, end of period	$16.16	$16.74	$14.48	$13.34	$16.58	$14.28
Total ReturnC,D,E	3.04%	18.82%	14.89%	(5.35)%	16.72%	19.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.74%	.75%	.75%	.74%	.79%
Expenses net of fee waivers, if any	.72%H	.74%	.75%	.75%	.74%	.79%
Expenses net of all reductions	.72%H	.74%	.75%	.75%	.73%	.78%
Net investment income (loss)	1.22%H	1.39%	1.41%	1.24%	1.13%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$4,735	$3,381	$4,348	$1,604	$1,726	$1,281
Portfolio turnover rateI	36%H	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class M, Class C and Class I, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$780,829,367
Gross unrealized depreciation	(212,405,824)
Net unrealized appreciation (depreciation)	$568,423,543
Tax cost	$2,567,669,961

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $7,442,995 in this Subsidiary, representing .24% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $571,596,902 and $708,117,888, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$550,780	$518,827
Class M	.25%	.25%	8,814	30
Class C	.75%	.25%	15,240	1,566
			$574,834	$520,423

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,788
Class M	283
Class C(a)	60
$6,131

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$49,233	–(b)
Class A	93,470.04
Class M	5,952.34
Class C	3,869.25
Class I	3,065.14
	$155,589

 (a) Annualized

 (b) Amount less than 0.005%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,227 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,551 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,306,621. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $109,915 and includes $16,208 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $48,516 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $197.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16,209.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2018	Year ended September 30, 2017
From net investment income
Class O	$38,478,065	$35,644,854
Class A	5,054,670	4,658,601
Class M	23,282	20,666
Class C	7,272	14,029
Class I	54,566	65,657
Total	$43,617,855	$40,403,807
From net realized gain
Class O	$141,561,037	$37,484,938
Class A	23,125,557	6,031,945
Class M	190,352	42,469
Class C	173,546	41,899
Class I	220,006	73,535
Total	$165,270,498	$43,674,786

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2018	Year ended September 30, 2017	Six months ended March 31, 2018	Year ended September 30, 2017
Class O
Shares sold	1,223,257	2,844,752	$20,571,149	$43,876,398
Reinvestment of distributions	10,704,792	4,628,446	174,166,989	70,213,799
Shares redeemed	(7,313,311)	(15,057,610)	(122,924,519)	(233,131,772)
Net increase (decrease)	4,614,738	(7,584,412)	$71,813,619	$(119,041,575)
Class A
Shares sold	577,573	1,401,360	$9,443,384	$21,003,815
Reinvestment of distributions	1,774,099	712,790	27,924,314	10,485,138
Shares redeemed	(1,454,587)	(2,827,234)	(23,713,312)	(42,521,516)
Net increase (decrease)	897,085	(713,084)	$13,654,386	$(11,032,563)
Class M
Shares sold	5,628	59,101	$89,016	$854,558
Reinvestment of distributions	13,908	4,390	213,634	63,135
Shares redeemed	(12,315)	(33,198)	(195,125)	(496,324)
Net increase (decrease)	7,221	30,293	$107,525	$421,369
Class C
Shares sold	8,386	108,524	$128,103	$1,508,523
Reinvestment of distributions	12,151	3,634	180,446	50,621
Shares redeemed	(24,604)	(66,739)	(375,349)	(960,519)
Net increase (decrease)	(4,067)	45,419	$(66,800)	$598,625
Class I
Shares sold	109,475	116,594	$1,833,402	$1,818,939
Reinvestment of distributions	15,562	8,434	254,447	128,529
Shares redeemed	(33,957)	(223,368)	(574,520)	(3,440,728)
Net increase (decrease)	91,080	(98,340)	$1,513,329	$(1,493,260)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Class O	.58%
Actual		$1,000.00	$1,030.60	$2.94
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class A	.87%
Actual		$1,000.00	$1,029.30	$4.40
Hypothetical-C		$1,000.00	$1,020.59	$4.38
Class M	1.42%
Actual		$1,000.00	$1,027.20	$7.18
Hypothetical-C		$1,000.00	$1,017.85	$7.14
Class C	1.83%
Actual		$1,000.00	$1,024.20	$9.24
Hypothetical-C		$1,000.00	$1,015.81	$9.20
Class I	.72%
Actual		$1,000.00	$1,030.40	$3.64
Hypothetical-C		$1,000.00	$1,021.34	$3.63

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

DESIIN-SANN-0518
1.791874.114

Fidelity Advisor® Capital Development Fund Class O Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	4.0
Bank of America Corp.	3.7
JPMorgan Chase & Co.	3.1
Citigroup, Inc.	2.8
Comcast Corp. Class A	2.3
Apple, Inc.	2.0
State Street Corp.	1.9
Suncor Energy, Inc.	1.9
Chevron Corp.	1.8
ConocoPhillips Co.	1.8
25.3

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	22.3
Information Technology	17.2
Energy	14.3
Health Care	13.8
Industrials	10.0

Asset Allocation (% of fund's net assets)

As of March 31, 2018 *
Stocks	97.6%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 10.6%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 0.1%
Drive Shack, Inc. (a)	68,289	$326,421
Dunkin' Brands Group, Inc.	62,500	3,730,625
Starbucks Corp.	11,700	677,313
		4,734,359
Media - 4.5%
Comcast Corp. Class A	2,093,300	71,528,061
Discovery Communications, Inc. Class A (a)	171,300	3,670,959
Interpublic Group of Companies, Inc.	501,600	11,551,848
Omnicom Group, Inc.	46,200	3,357,354
Sinclair Broadcast Group, Inc. Class A (b)	159,900	5,004,870
The Walt Disney Co.	298,400	29,971,296
Time Warner, Inc.	96,400	9,117,512
Viacom, Inc. Class B (non-vtg.)	155,600	4,832,936
		139,034,836
Multiline Retail - 0.3%
Target Corp.	148,250	10,292,998
Specialty Retail - 2.5%
L Brands, Inc.	290,200	11,088,542
Lowe's Companies, Inc.	398,600	34,977,150
O'Reilly Automotive, Inc. (a)	19,400	4,799,172
Ross Stores, Inc.	19,100	1,489,418
Sally Beauty Holdings, Inc. (a)	543,100	8,933,995
TJX Companies, Inc.	206,500	16,842,140
		78,130,417

TOTAL CONSUMER DISCRETIONARY		232,192,610

CONSUMER STAPLES - 7.6%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	96,800	7,291,944
The Coca-Cola Co.	756,500	32,854,795
		40,146,739
Food & Staples Retailing - 2.1%
CVS Health Corp.	486,500	30,265,165
Kroger Co.	124,500	2,980,530
Walmart, Inc.	360,200	32,046,994
		65,292,689
Food Products - 0.0%
Campbell Soup Co.	52,700	2,282,437
Household Products - 1.7%
Kimberly-Clark Corp.	44,900	4,944,837
Procter & Gamble Co.	454,805	36,056,940
Reckitt Benckiser Group PLC	135,300	11,420,374
		52,422,151
Personal Products - 0.2%
Unilever NV (NY Reg.)	98,100	5,531,859
Tobacco - 2.3%
Altria Group, Inc.	807,100	50,298,472
British American Tobacco PLC sponsored ADR	390,400	22,522,176
		72,820,648

TOTAL CONSUMER STAPLES		238,496,523

ENERGY - 14.1%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	525,200	14,584,804
Ensco PLC Class A	225,000	987,750
National Oilwell Varco, Inc.	329,500	12,128,895
Oceaneering International, Inc.	315,400	5,847,516
		33,548,965
Oil, Gas & Consumable Fuels - 13.0%
Amyris, Inc. (a)(b)	142,422	952,803
Anadarko Petroleum Corp.	223,100	13,477,471
Apache Corp.	494,300	19,020,664
BP PLC sponsored ADR	411,862	16,696,885
Cabot Oil & Gas Corp.	749,600	17,975,408
Cenovus Energy, Inc.	3,184,600	27,116,127
Chevron Corp.	488,327	55,688,811
ConocoPhillips Co.	937,900	55,608,091
Enterprise Products Partners LP	37,900	927,792
Exxon Mobil Corp.	655,100	48,877,011
Golar LNG Ltd.	164,000	4,487,040
Imperial Oil Ltd.	433,590	11,482,975
Kinder Morgan, Inc.	1,028,400	15,487,704
Legacy Reserves LP (a)	123,424	581,327
Noble Energy, Inc.	37,800	1,145,340
Suncor Energy, Inc.	1,736,900	59,979,572
Teekay Offshore Partners LP	600,800	1,363,816
The Williams Companies, Inc.	1,314,592	32,680,757
Williams Partners LP	637,400	21,945,682
		405,495,276

TOTAL ENERGY		439,044,241

FINANCIALS - 22.3%
Banks - 14.9%
Bank of America Corp.	3,819,700	114,552,803
BNP Paribas SA	16,400	1,214,193
Citigroup, Inc.	1,272,404	85,887,270
First Republic Bank	3,300	305,613
JPMorgan Chase & Co.	884,400	97,257,468
PNC Financial Services Group, Inc.	163,916	24,790,656
Regions Financial Corp.	645,000	11,984,100
Signature Bank (a)	45,700	6,487,115
Standard Chartered PLC (United Kingdom)	285,279	2,852,556
SunTrust Banks, Inc.	558,900	38,027,556
U.S. Bancorp	566,242	28,595,221
Wells Fargo & Co.	1,028,050	53,880,101
		465,834,652
Capital Markets - 5.9%
Charles Schwab Corp.	415,055	21,674,172
KKR & Co. LP	750,685	15,238,906
Morgan Stanley	610,800	32,958,768
Northern Trust Corp.	375,895	38,766,051
State Street Corp.	608,790	60,714,627
The Blackstone Group LP	463,900	14,821,605
		184,174,129
Insurance - 0.4%
MetLife, Inc.	288,200	13,225,498
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp. (a)	743,761	9,668,893
Radian Group, Inc.	1,223,591	23,297,173
		32,966,066

TOTAL FINANCIALS		696,200,345

HEALTH CARE - 13.8%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	190,200	21,199,692
Alnylam Pharmaceuticals, Inc. (a)	37,700	4,490,070
Amgen, Inc.	234,622	39,998,359
Atara Biotherapeutics, Inc. (a)	77,000	3,003,000
Biogen, Inc. (a)	22,700	6,215,714
BioMarin Pharmaceutical, Inc. (a)	48,600	3,940,002
Celldex Therapeutics, Inc. (a)	10,900	25,397
Genocea Biosciences, Inc. (a)(b)	144,100	151,305
Insmed, Inc. (a)	147,800	3,328,456
Intercept Pharmaceuticals, Inc. (a)(b)	180,114	11,080,613
Regeneron Pharmaceuticals, Inc. (a)	8,500	2,927,060
Spark Therapeutics, Inc. (a)	86,967	5,791,133
TESARO, Inc. (a)	5,000	285,700
Trevena, Inc. (a)	269,300	441,652
		102,878,153
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	1,622,251	44,319,897
Danaher Corp.	127,100	12,444,361
Medtronic PLC	58,400	4,684,848
ResMed, Inc.	16,000	1,575,520
Zimmer Biomet Holdings, Inc.	41,600	4,536,064
		67,560,690
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	159,500	13,750,495
Anthem, Inc.	65,400	14,368,380
Cardinal Health, Inc.	341,600	21,411,488
Cigna Corp.	91,100	15,281,114
Humana, Inc.	28,900	7,769,187
McKesson Corp.	156,680	22,071,512
UnitedHealth Group, Inc.	58,000	12,412,000
		107,064,176
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	522,054	1,905,497
Pharmaceuticals - 4.9%
Allergan PLC	49,700	8,364,013
AstraZeneca PLC sponsored ADR	144,100	5,039,177
Bayer AG	92,400	10,416,599
CymaBay Therapeutics, Inc. (a)	529,475	6,877,880
GlaxoSmithKline PLC sponsored ADR (b)	1,221,100	47,708,377
Jazz Pharmaceuticals PLC (a)	122,800	18,541,572
Johnson & Johnson	212,660	27,252,379
Nektar Therapeutics (a)	27,000	2,869,020
Novartis AG sponsored ADR	5,600	452,760
Sanofi SA	31,297	2,511,274
Teva Pharmaceutical Industries Ltd. sponsored ADR	815,850	13,942,877
TherapeuticsMD, Inc. (a)(b)	1,622,731	7,902,700
		151,878,628

TOTAL HEALTH CARE		431,287,144

INDUSTRIALS - 10.0%
Aerospace & Defense - 1.8%
General Dynamics Corp.	30,600	6,759,540
The Boeing Co.	4,900	1,606,612
United Technologies Corp.	383,200	48,214,224
		56,580,376
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	110,179	10,324,874
FedEx Corp.	26,300	6,314,893
United Parcel Service, Inc. Class B	298,700	31,261,942
		47,901,709
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. (a)	106,400	2,370,592
Stericycle, Inc. (a)	52,700	3,084,531
		5,455,123
Electrical Equipment - 0.8%
Acuity Brands, Inc.	87,300	12,151,287
Hubbell, Inc. Class B	53,618	6,529,600
Melrose Industries PLC	2,294,821	7,437,354
		26,118,241
Industrial Conglomerates - 1.5%
General Electric Co.	3,483,700	46,960,276
ITT, Inc.	6,100	298,778
		47,259,054
Machinery - 0.8%
Flowserve Corp.	389,000	16,855,370
Wabtec Corp. (b)	106,100	8,636,540
		25,491,910
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	2,047	3,194,506
Professional Services - 0.3%
IHS Markit Ltd. (a)	164,774	7,948,698
Road & Rail - 2.9%
CSX Corp.	364,600	20,311,866
Genesee & Wyoming, Inc. Class A (a)	103,800	7,348,002
J.B. Hunt Transport Services, Inc.	181,100	21,215,865
Norfolk Southern Corp.	108,200	14,691,396
Union Pacific Corp.	198,000	26,617,140
		90,184,269
Trading Companies & Distributors - 0.1%
Fastenal Co.	11,600	633,244
Univar, Inc. (a)	20,200	560,550
		1,193,794

TOTAL INDUSTRIALS		311,327,680

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,159,900	49,748,111
F5 Networks, Inc. (a)	23,100	3,340,491
		53,088,602
Electronic Equipment & Components - 0.2%
ADT, Inc.	203,400	1,612,962
Itron, Inc. (a)	78,600	5,623,830
		7,236,792
Internet Software & Services - 1.8%
Alphabet, Inc.:
Class A (a)	27,100	28,106,494
Class C (a)	26,683	27,531,253
		55,637,747
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A	64,300	5,176,150
FleetCor Technologies, Inc. (a)	24,200	4,900,500
Interxion Holding N.V. (a)	76,300	4,738,993
MasterCard, Inc. Class A	154,500	27,062,220
Paychex, Inc.	383,300	23,607,447
PayPal Holdings, Inc. (a)	41,095	3,117,878
Unisys Corp. (a)(b)	722,347	7,765,230
Visa, Inc. Class A	415,300	49,678,186
		126,046,604
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	30,400	2,770,352
Qualcomm, Inc.	905,790	50,189,824
		52,960,176
Software - 5.7%
Adobe Systems, Inc. (a)	55,300	11,949,224
Autodesk, Inc. (a)	3,500	439,530
Microsoft Corp.	1,374,000	125,404,979
Oracle Corp.	497,900	22,778,925
SAP SE sponsored ADR	112,500	11,830,500
Ultimate Software Group, Inc. (a)	20,900	5,093,330
		177,496,488
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	373,700	62,699,386

TOTAL INFORMATION TECHNOLOGY		535,165,795

MATERIALS - 2.3%
Chemicals - 1.8%
CF Industries Holdings, Inc.	299,600	11,303,908
Intrepid Potash, Inc. (a)	1,495,040	5,441,946
LyondellBasell Industries NV Class A	162,900	17,215,272
Nutrien Ltd.	344,820	16,296,883
The Scotts Miracle-Gro Co. Class A	30,300	2,598,225
W.R. Grace & Co.	46,000	2,816,580
		55,672,814
Metals & Mining - 0.5%
BHP Billiton Ltd. sponsored ADR (b)	106,900	4,749,567
Freeport-McMoRan, Inc.	434,900	7,641,193
Lundin Mining Corp.	681,100	4,467,183
		16,857,943

TOTAL MATERIALS		72,530,757

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	24,800	3,604,432
Equinix, Inc.	17,000	7,108,380
Public Storage	21,300	4,268,307
		14,981,119
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	651,306	31,145,453
Zayo Group Holdings, Inc. (a)	26,100	891,576
		32,037,029
UTILITIES - 1.4%
Electric Utilities - 0.9%
Exelon Corp.	645,700	25,188,757
PPL Corp.	109,800	3,106,242
Southern Co.	14,300	638,638
		28,933,637
Independent Power and Renewable Electricity Producers - 0.5%
Dynegy, Inc. (a)	870,094	11,763,671
The AES Corp.	148,100	1,683,897
		13,447,568

TOTAL UTILITIES		42,381,205

TOTAL COMMON STOCKS
(Cost $2,469,472,176)		3,045,644,448

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $7,810,134)	7,810,134	7,263,425

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.72% (f)	53,655,322	53,666,053
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	29,513,675	29,519,578
TOTAL MONEY MARKET FUNDS
(Cost $83,182,718)		83,185,631
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,560,465,028)		3,136,093,504
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(16,721,349)
NET ASSETS - 100%		$3,119,372,155

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,263,425 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,810,134

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$137,489
Fidelity Securities Lending Cash Central Fund	109,915
Total	$247,404

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$232,192,610	$232,192,610	$--	$--
Consumer Staples	238,496,523	227,076,149	11,420,374	--
Energy	439,044,241	439,044,241	--	--
Financials	696,200,345	696,200,345	--	--
Health Care	431,287,144	418,359,271	12,927,873	--
Industrials	311,327,680	308,133,174	3,194,506	--
Information Technology	535,165,795	535,165,795	--	--
Materials	72,530,757	72,530,757	--	--
Real Estate	14,981,119	14,981,119	--	--
Telecommunication Services	32,037,029	32,037,029	--	--
Utilities	42,381,205	42,381,205	--	--
Other	7,263,425	--	--	7,263,425
Money Market Funds	83,185,631	83,185,631	--	--
Total Investments in Securities:	$3,136,093,504	$3,101,287,326	$27,542,753	$7,263,425

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
Canada	3.8%
United Kingdom	2.9%
Ireland	1.1%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,940,478) — See accompanying schedule: Unaffiliated issuers (cost $2,477,282,309)	$3,052,907,873
Fidelity Central Funds (cost $83,182,719)	83,185,631
Total Investment in Securities (cost $2,560,465,028)		$3,136,093,504
Cash		790,649
Restricted cash		179,570
Foreign currency held at value (cost $102,715)		102,715
Receivable for investments sold		30,226,971
Receivable for fund shares sold		127,876
Dividends receivable		3,896,263
Distributions receivable from Fidelity Central Funds		71,546
Prepaid expenses		2,419
Other receivables		510,003
Total assets		3,172,001,516
Liabilities
Payable for investments purchased	$20,676,720
Payable for fund shares redeemed	607,911
Accrued management fee	1,442,808
Distribution and service plan fees payable	94,815
Other affiliated payables	137,337
Other payables and accrued expenses	140,295
Collateral on securities loaned	29,529,475
Total liabilities		52,629,361
Net Assets		$3,119,372,155
Net Assets consist of:
Paid in capital		$2,360,563,283
Undistributed net investment income		3,333,992
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		180,026,466
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		575,448,414
Net Assets		$3,119,372,155
Class O:
Net Asset Value, offering price and redemption price per share ($2,683,299,928 ÷ 166,743,333 shares)		$16.09
Class A:
Net Asset Value and redemption price per share ($425,078,442 ÷ 27,322,561 shares)		$15.56
Maximum offering price per share (100/94.25 of $15.56)		$16.51
Class M:
Net Asset Value and redemption price per share ($3,408,299 ÷ 224,889 shares)		$15.16
Maximum offering price per share (100/96.50 of $15.16)		$15.71
Class C:
Net Asset Value and offering price per share ($2,850,407 ÷ 194,804 shares)(a)		$14.63
Class I:
Net Asset Value, offering price and redemption price per share ($4,735,079 ÷ 293,007 shares)		$16.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$31,153,404
Income from Fidelity Central Funds		247,404
Total income		31,400,808
Expenses
Management fee	$8,762,284
Transfer agent fees	155,589
Distribution and service plan fees	574,834
Accounting and security lending fees	476,792
Custodian fees and expenses	36,367
Independent trustees' fees and expenses	5,976
Registration fees	30,830
Audit	39,813
Legal	8,919
Miscellaneous	12,202
Total expenses before reductions	10,103,606
Expense reductions	(64,922)	10,038,684
Net investment income (loss)		21,362,124
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	209,335,045
Fidelity Central Funds	(3,973)
Foreign currency transactions	(6,724)
Total net realized gain (loss)		209,324,348
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(131,406,855)
Fidelity Central Funds	1,352
Assets and liabilities in foreign currencies	619
Total change in net unrealized appreciation (depreciation)		(131,404,884)
Net gain (loss)		77,919,464
Net increase (decrease) in net assets resulting from operations		$99,281,588

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,362,124	$45,340,584
Net realized gain (loss)	209,324,348	147,761,548
Change in net unrealized appreciation (depreciation)	(131,404,884)	327,865,566
Net increase (decrease) in net assets resulting from operations	99,281,588	520,967,698
Distributions to shareholders from net investment income	(43,617,855)	(40,403,807)
Distributions to shareholders from net realized gain	(165,270,498)	(43,674,786)
Total distributions	(208,888,353)	(84,078,593)
Share transactions - net increase (decrease)	87,022,059	(130,547,404)
Total increase (decrease) in net assets	(22,584,706)	306,341,701
Net Assets
Beginning of period	3,141,956,861	2,835,615,160
End of period	$3,119,372,155	$3,141,956,861
Other Information
Undistributed net investment income end of period	$3,333,992	$25,589,723

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Capital Development Fund Class O

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.69	$14.42	$13.30	$16.53	$14.24	$12.04
Income from Investment Operations
Net investment income (loss)A	.11	.24	.21	.21	.20	.11
Net realized and unrealized gain (loss)	.41	2.47	1.70	(.95)	2.19	2.22
Total from investment operations	.52	2.71	1.91	(.74)	2.39	2.33
Distributions from net investment income	(.24)	(.21)	(.21)	(.21)	(.10)	(.13)
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(1.12)	(.44)B	(.79)	(2.49)	(.10)	(.13)
Net asset value, end of period	$16.09	$16.69	$14.42	$13.30	$16.53	$14.24
Total ReturnC,D,E	3.06%	19.08%	15.01%	(5.16)%	16.83%	19.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.58%H	.59%	.59%	.59%	.60%	.60%
Expenses net of fee waivers, if any	.58%H	.59%	.59%	.59%	.60%	.60%
Expenses net of all reductions	.58%H	.59%	.59%	.59%	.59%	.59%
Net investment income (loss)	1.36%H	1.55%	1.57%	1.40%	1.27%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$2,683,300	$2,705,474	$2,447,565	$2,290,767	$2,634,214	$2,497,596
Portfolio turnover rateI	36%H	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.224 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.15	$13.97	$12.90	$16.10	$13.87	$11.74
Income from Investment Operations
Net investment income (loss)A	.09	.19	.17	.16	.15	.07
Net realized and unrealized gain (loss)	.40	2.39	1.65	(.92)	2.13	2.15
Total from investment operations	.49	2.58	1.82	(.76)	2.28	2.22
Distributions from net investment income	(.19)	(.17)	(.17)	(.17)	(.05)	(.09)
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(1.08)B	(.40)C	(.75)	(2.44)D	(.05)	(.09)
Net asset value, end of period	$15.56	$16.15	$13.97	$12.90	$16.10	$13.87
Total ReturnE,F,G,H	2.93%	18.72%	14.71%	(5.42)%	16.50%	19.12%
Ratios to Average Net AssetsI,J
Expenses before reductions	.87%K	.88%	.89%	.89%	.89%	.92%
Expenses net of fee waivers, if any	.87%K	.88%	.89%	.89%	.89%	.92%
Expenses net of all reductions	.87%K	.88%	.89%	.89%	.89%	.90%
Net investment income (loss)	1.07%K	1.26%	1.27%	1.10%	.97%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$425,078	$426,665	$379,128	$347,875	$389,001	$357,203
Portfolio turnover rateL	36%K	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.08 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.883 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.224 per share.

 D Total distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.71	$13.62	$12.59	$15.78	$13.62	$11.55
Income from Investment Operations
Net investment income (loss)A	.04	.10	.09	.08	.06	.01
Net realized and unrealized gain (loss)	.40	2.32	1.61	(.89)	2.10	2.12
Total from investment operations	.44	2.42	1.70	(.81)	2.16	2.13
Distributions from net investment income	(.11)	(.11)	(.10)	(.10)	–	(.06)
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(.99)	(.33)	(.67)B	(2.38)	–	(.06)
Net asset value, end of period	$15.16	$15.71	$13.62	$12.59	$15.78	$13.62
Total ReturnC,D,E,F	2.72%	18.02%	14.09%	(5.96)%	15.86%	18.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.42%I	1.42%	1.44%	1.43%	1.43%	1.45%
Expenses net of fee waivers, if any	1.42%I	1.42%	1.44%	1.43%	1.43%	1.45%
Expenses net of all reductions	1.41%I	1.42%	1.44%	1.42%	1.43%	1.43%
Net investment income (loss)	.53%I	.71%	.72%	.56%	.43%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$3,408	$3,421	$2,552	$2,066	$2,140	$1,543
Portfolio turnover rateJ	36%I	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.17	$13.18	$12.21	$15.36	$13.32	$11.28
Income from Investment Operations
Net investment income (loss)A	.01	.04	.03	.01	–B	(.05)
Net realized and unrealized gain (loss)	.37	2.25	1.57	(.87)	2.04	2.09
Total from investment operations	.38	2.29	1.60	(.86)	2.04	2.04
Distributions from net investment income	(.04)	(.08)	(.05)	(.01)	–	–
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(.92)	(.30)	(.63)	(2.29)	–	–
Net asset value, end of period	$14.63	$15.17	$13.18	$12.21	$15.36	$13.32
Total ReturnC,D,E,F	2.42%	17.57%	13.60%	(6.43)%	15.32%	18.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.83%I	1.85%	1.89%	1.89%	1.89%	1.90%
Expenses net of fee waivers, if any	1.83%I	1.85%	1.89%	1.89%	1.89%	1.90%
Expenses net of all reductions	1.83%I	1.85%	1.89%	1.89%	1.89%	1.88%
Net investment income (loss)	.11%I	.28%	.27%	.10%	(.03)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,850	$3,016	$2,023	$1,948	$1,879	$1,764
Portfolio turnover rateJ	36%I	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.74	$14.48	$13.34	$16.58	$14.28	$12.09
Income from Investment Operations
Net investment income (loss)A	.10	.22	.19	.19	.18	.09
Net realized and unrealized gain (loss)	.42	2.46	1.71	(.96)	2.20	2.21
Total from investment operations	.52	2.68	1.90	(.77)	2.38	2.30
Distributions from net investment income	(.22)	(.20)	(.19)	(.19)	(.08)	(.11)
Distributions from net realized gain	(.88)	(.22)	(.58)	(2.28)	–	–
Total distributions	(1.10)	(.42)	(.76)B	(2.47)	(.08)	(.11)
Net asset value, end of period	$16.16	$16.74	$14.48	$13.34	$16.58	$14.28
Total ReturnC,D,E	3.04%	18.82%	14.89%	(5.35)%	16.72%	19.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.74%	.75%	.75%	.74%	.79%
Expenses net of fee waivers, if any	.72%H	.74%	.75%	.75%	.74%	.79%
Expenses net of all reductions	.72%H	.74%	.75%	.75%	.73%	.78%
Net investment income (loss)	1.22%H	1.39%	1.41%	1.24%	1.13%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$4,735	$3,381	$4,348	$1,604	$1,726	$1,281
Portfolio turnover rateI	36%H	31%	29%	33%	115%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class M, Class C and Class I, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$780,829,367
Gross unrealized depreciation	(212,405,824)
Net unrealized appreciation (depreciation)	$568,423,543
Tax cost	$2,567,669,961

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $7,442,995 in this Subsidiary, representing .24% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $571,596,902 and $708,117,888, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$550,780	$518,827
Class M	.25%	.25%	8,814	30
Class C	.75%	.25%	15,240	1,566
			$574,834	$520,423

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,788
Class M	283
Class C(a)	60
$6,131

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$49,233	–(b)
Class A	93,470.04
Class M	5,952.34
Class C	3,869.25
Class I	3,065.14
	$155,589

 (a) Annualized

 (b) Amount less than 0.005%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,227 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,551 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,306,621. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $109,915 and includes $16,208 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $48,516 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $197.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16,209.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2018	Year ended September 30, 2017
From net investment income
Class O	$38,478,065	$35,644,854
Class A	5,054,670	4,658,601
Class M	23,282	20,666
Class C	7,272	14,029
Class I	54,566	65,657
Total	$43,617,855	$40,403,807
From net realized gain
Class O	$141,561,037	$37,484,938
Class A	23,125,557	6,031,945
Class M	190,352	42,469
Class C	173,546	41,899
Class I	220,006	73,535
Total	$165,270,498	$43,674,786

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2018	Year ended September 30, 2017	Six months ended March 31, 2018	Year ended September 30, 2017
Class O
Shares sold	1,223,257	2,844,752	$20,571,149	$43,876,398
Reinvestment of distributions	10,704,792	4,628,446	174,166,989	70,213,799
Shares redeemed	(7,313,311)	(15,057,610)	(122,924,519)	(233,131,772)
Net increase (decrease)	4,614,738	(7,584,412)	$71,813,619	$(119,041,575)
Class A
Shares sold	577,573	1,401,360	$9,443,384	$21,003,815
Reinvestment of distributions	1,774,099	712,790	27,924,314	10,485,138
Shares redeemed	(1,454,587)	(2,827,234)	(23,713,312)	(42,521,516)
Net increase (decrease)	897,085	(713,084)	$13,654,386	$(11,032,563)
Class M
Shares sold	5,628	59,101	$89,016	$854,558
Reinvestment of distributions	13,908	4,390	213,634	63,135
Shares redeemed	(12,315)	(33,198)	(195,125)	(496,324)
Net increase (decrease)	7,221	30,293	$107,525	$421,369
Class C
Shares sold	8,386	108,524	$128,103	$1,508,523
Reinvestment of distributions	12,151	3,634	180,446	50,621
Shares redeemed	(24,604)	(66,739)	(375,349)	(960,519)
Net increase (decrease)	(4,067)	45,419	$(66,800)	$598,625
Class I
Shares sold	109,475	116,594	$1,833,402	$1,818,939
Reinvestment of distributions	15,562	8,434	254,447	128,529
Shares redeemed	(33,957)	(223,368)	(574,520)	(3,440,728)
Net increase (decrease)	91,080	(98,340)	$1,513,329	$(1,493,260)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Class O	.58%
Actual		$1,000.00	$1,030.60	$2.94
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class A	.87%
Actual		$1,000.00	$1,029.30	$4.40
Hypothetical-C		$1,000.00	$1,020.59	$4.38
Class M	1.42%
Actual		$1,000.00	$1,027.20	$7.18
Hypothetical-C		$1,000.00	$1,017.85	$7.14
Class C	1.83%
Actual		$1,000.00	$1,024.20	$9.24
Hypothetical-C		$1,000.00	$1,015.81	$9.20
Class I	.72%
Actual		$1,000.00	$1,030.40	$3.64
Hypothetical-C		$1,000.00	$1,021.34	$3.63

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

DESIIO-SANN-0518
1.791872.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 24, 2018